UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number 811-1236

DWS Balanced Fund

(Exact Name of Registrant as Specified in Charter)

222 South Riverside Plaza

Chicago, IL 60606

(Address of principal executive offices)             (Zip code)

Registrant’s Telephone Number, including Area Code: (212) 454-7190

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and Address of Agent for Service)

Date of fiscal year end:	10/31

Date of reporting period:	4/30/07

ITEM 1.               REPORT TO STOCKHOLDERS

APRIL 30, 2007

Semiannual Report
to Shareholders

DWS Balanced Fund

Contents

Click here Performance Summary

Click here Information About Your Fund's Expenses

Click here Portfolio Management Review

Click here Portfolio Summary

Click here Investment Portfolio

Click here Financial Statements

Click here Financial Highlights

Click here Notes to Financial Statements

Click here Account Management Resources

Click here Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the fund. Please read the prospectus carefully before you invest.

Investments in mutual funds involve risk. Some funds have more risk than others. The fund is subject to stock market risk, meaning stocks in the fund may decline in value for extended periods due to the activities and financial prospects of individual companies, or due to general market and economic conditions. The fund also invests in individual bonds whose yields and market values fluctuate, so that your investment may be worth more or less than its original cost. Bond investments are subject to interest rate risk such that when interest rates rise, the prices of the bonds, and thus the value of the fund, can decline and the investor can lose principal value. Please read the prospectus for details regarding the fund's risk.

DWS Scudder is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Performance Summary April 30, 2007

Classes A, B, C and Institutional

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Please visit www.dws-scudder.com for the Fund's most recent month-end performance.

The maximum sales charge for Class A shares is 5.75%. For Class B shares, the maximum contingent deferred sales charge (CDSC) is 4% within the first year after purchase, declining to 0% after six years. Class C shares have no adjustment for front-end sales charges but redemptions within one year of purchase may be subject to a CDSC of 1%. Unadjusted returns do not reflect sales charges and would have been lower if they had. Institutional Class shares are not subject to sales charges.

The total annual fund operating expense ratios, gross of any fee waivers or expense reimbursements, as stated in the fee table of the prospectus dated March 1, 2007 are .98%, 1.98%, 1.77% and .75% for Class A, Class B, Class C and Institutional Class shares, respectively. Please see the Information About Your Fund's Expenses, the Financial Highlights and Notes to the Financial Statements (Note C, Related Parties) sections of this report for gross and net expense related disclosure for the period ended April 30, 2007.

To discourage short-term trading, the Fund imposes a 2% redemption fee on shareholders redeeming shares held less than 15 days, which has the effect of lowering total return.

Returns and rankings for all periods shown for Class A, B and Institutional Class shares and for the 1-year, 3-year and 10-year periods shown for Class C shares reflect a fee waiver and/or expense reimbursement. Without this waiver/reimbursement, returns and rankings would have been lower.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns and rankings may differ by share class.

Average Annual Total Returns (Unadjusted for Sales Charge) as of 4/30/07
DWS Balanced Fund	6-Month‡	1-Year	3-Year	5-Year	10-Year
Class A	5.70%	9.45%	7.75%	5.36%	5.58%
Class B	5.55%	9.27%	7.27%	4.70%	4.74%
Class C	5.25%	8.64%	6.85%	4.49%	4.67%
S&P 500® Index+	8.60%	15.24%	12.25%	8.54%	8.05%
Russell 1000® Index++	9.10%	15.16%	12.94%	9.09%	8.48%
Lehman Brothers Aggregate Bond Index+++	2.64%	7.36%	4.40%	5.06%	6.35%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

‡ Total returns shown for periods less than one year are not annualized.
Average Annual Total Returns as of 4/30/07
DWS Balanced Fund	6-Month‡	1-Year	3-Year	5-Year	10-Year
Institutional Class	5.76%	9.80%	8.05%	5.71%	5.97%
S&P 500 Index+	8.60%	15.24%	12.25%	8.54%	8.05%
Russell 1000 Index++	9.10%	15.16%	12.94%	9.09%	8.48%
Lehman Brothers Aggregate Bond Index+++	2.64%	7.36%	4.40%	5.06%	6.35%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

‡ Total returns shown for periods less than one year are not annualized.
Net Asset Value and Distribution Information
	Class A	Class B	Class C	Institutional Class
Net Asset Value: 4/30/07	$ 10.07	$ 10.12	$ 10.05	$ 10.08
10/31/06	$ 9.70	$ 9.75	$ 9.68	$ 9.72
Distribution Information: Six Months as of 4/30/07: Income Dividends	$ .18	$ .17	$ .14	$ .19
Class A Lipper Rankings — Mixed-Asset Target Allocation Moderate Funds Category as of 4/30/07
Period	Rank		Number of Funds Tracked	Percentile Ranking (%)
1-Year	296	of	423	70
3-Year	257	of	319	81
5-Year	196	of	212	93
10-Year	79	of	113	70

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return unadjusted for sales charges with distributions reinvested. If sales charges had been included, rankings might have been less favorable. Rankings are for Class A shares; other share classes may vary.

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)
[] DWS Balanced Fund — Class A [] S&P 500 Index+ [] Russell 1000 Index++ [] Lehman Brothers Aggregate Bond Index+++

Yearly periods ended April 30

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

Comparative Results (Adjusted for Maximum Sales Charge) as of 4/30/07
DWS Balanced Fund		1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$10,316	$11,790	$12,234	$16,228
	Average annual total return	3.16%	5.64%	4.12%	4.96%
Class B	Growth of $10,000	$10,627	$12,142	$12,482	$15,896
	Average annual total return	6.27%	6.68%	4.53%	4.74%
Class C	Growth of $10,000	$10,864	$12,199	$12,457	$15,786
	Average annual total return	8.64%	6.85%	4.49%	4.67%
S&P 500 Index+	Growth of $10,000	$11,524	$14,143	$15,066	$21,681
	Average annual total return	15.24%	12.25%	8.54%	8.05%
Russell 1000 Index++	Growth of $10,000	$11,516	$14,407	$15,448	$22,577
	Average annual total return	15.16%	12.94%	9.09%	8.48%
Lehman Brothers Aggregate Bond Index+++	Growth of $10,000	$10,736	$11,380	$12,801	$18,516
	Average annual total return	7.36%	4.40%	5.06%	6.35%

The growth of $10,000 is cumulative.

Comparative Results as of 4/30/07
DWS Balanced Fund		1-Year	3-Year	5-Year	10-Year
Institutional Class	Growth of $1,000,000	$1,098,000	$1,261,500	$1,319,800	$1,786,100
	Average annual total return	9.80%	8.05%	5.71%	5.97%
S&P 500 Index+	Growth of $1,000,000	$1,152,400	$1,414,300	$1,506,600	$2,168,100
	Average annual total return	15.24%	12.25%	8.54%	8.05%
Russell 1000 Index++	Growth of $1,000,000	$1,151,600	$1,440,700	$1,544,800	$2,257,700
	Average annual total return	15.16%	12.94%	9.09%	8.48%
Lehman Brothers Aggregate Bond Index+++	Growth of $1,000,000	$1,073,600	$1,138,000	$1,280,100	$1,851,600
	Average annual total return	7.36%	4.40%	5.06%	6.35%

The growth of $1,000,000 is cumulative.

The minimum initial investment for the Institutional Class is $1,000,000.

+ The Standard & Poor's 500 (S&P 500) Index is an unmanaged capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.
++ The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. On January 23, 2007, the Russell 1000 Index replaced the S&P 500 as the fund's benchmark index because the advisor believes that it more accurately reflects the fund's investment strategy.
+++ The Lehman Brothers Aggregate Bond (LBAB) Index is an unmanaged market value-weighted measure of treasury issues, corporate bond issues and mortgage securities.
Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Class S

Class S shares are generally not available to new investors except under certain circumstances. (Please refer to the Fund's Statement of Additional Information.)

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Please visit www.dws-scudder.com for the Fund's most recent month-end performance.

The total annual fund operating expense ratio, gross of any fee waivers or expense reimbursements, as stated in the fee table of the prospectus dated March 1, 2007 is .78% for Class S shares. Please see the Information About Your Fund's Expenses, the Financial Highlights and Notes to the Financial Statements (Note C, Related Parties) sections of this report for gross and net expense related disclosure for the period ended April 30, 2007.

To discourage short-term trading, the Fund imposes a 2% redemption fee on shareholders redeeming shares held less than 15 days, which has the effect of lowering total return.

Returns and rankings for all periods shown reflects a fee waiver and/or expense reimbursement. Without this waiver/reimbursement, returns and rankings would have been lower.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemptions of fund shares. Returns may differ by share class.

Average Annual Total Returns as of 4/30/07
DWS Balanced Fund	6-Month‡	1-Year	Life of Class*
Class S	5.69%	9.66%	8.65%
S&P 500 Index+	8.60%	15.24%	13.62%
Russell 1000 Index++	9.10%	15.16%	14.22%
Lehman Brothers Aggregate Bond Index+++	2.64%	7.36%	4.49%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

‡ Total returns shown for periods less than one year are not annualized.
* The Class commenced operations on March 14, 2005. Index returns began on March 31, 2005.
Net Asset Value and Distribution Information
Class S
Net Asset Value: 4/30/07	$ 10.07
10/31/06	$ 9.71
Distribution Information: Six Months as of 4/30/07: Income Dividends	$ .19
Class S Lipper Rankings — Mixed-Asset Target Allocation Moderate Funds Category as of 4/30/07
Period	Rank		Number of Funds Tracked	Percentile Ranking (%)
1-Year	275	of	423	65

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return with distributions reinvested. Rankings are for Class S shares; other share classes may vary.

Growth of an Assumed $10,000 Investment
[] DWS Balanced Fund — Class S [] S&P 500 Index+ [] Russell 1000 Index++ [] Lehman Brothers Aggregate Bond Index++

Comparative Results as of 4/30/07
DWS Balanced Fund		1-Year	Life of Class*
Class S	Growth of $10,000	$10,966	$11,938
	Average annual total return	9.66%	8.65%
S&P 500 Index+	Growth of $10,000	$11,524	$13,048
	Average annual total return	15.24%	13.62%
Russell 1000 Index++	Growth of $10,000	$11,516	$13,192
	Average annual total return	15.16%	14.22%
Lehman Brothers Aggregate Bond Index+++	Growth of $10,000	$10,736	$10,959
	Average annual total return	7.36%	4.49%

The growth of $10,000 is cumulative.

* The Class commenced operations on March 14, 2005. Index returns began on March 31, 2005.
+ The Standard & Poor's 500 (S&P 500) Index is an unmanaged capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.
++ The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. On January 23, 2007, the Russell 1000 Index replaced the S&P 500 as the fund's benchmark index because the advisor believes that it more accurately reflects the fund's investment strategy.
+++ The Lehman Brothers Aggregate Bond (LBAB) Index is an unmanaged market value-weighted measure of treasury issues, corporate bond issues and mortgage securities.
Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses for Class A, B, S and Institutional Class shares; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2006 to April 30, 2007).

The tables illustrate your Fund's expenses in two ways:

Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended April 30, 2007
Actual Fund Return	Class A	Class B	Class C	Class S	Institutional Class
Beginning Account Value 11/1/06	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 4/30/07	$ 1,057.00	$ 1,055.50	$ 1,052.50	$ 1,056.90	$ 1,057.60
Expenses Paid per $1,000*	$ 4.69	$ 5.76	$ 9.01	$ 3.72	$ 3.06
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class S	Institutional Class
Beginning Account Value 11/1/06	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 4/30/07	$ 1,020.23	$ 1,019.19	$ 1,016.02	$ 1,021.17	$ 1,021.82
Expenses Paid per $1,000*	$ 4.61	$ 5.66	$ 8.85	$ 3.66	$ 3.01
* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.
Annualized Expense Ratios	Class A	Class B	Class C	Class S	Institutional Class
DWS Balanced Fund	.93%	1.13%	1.77%	.74%	.60%

For more information, please refer to the Fund's prospectus.

Portfolio Management Review

In the following interview, Portfolio Managers Julie Abbett, Jin Chen, William Chepolis, Matthew MacDonald, Inna Okounkova, Thomas Picciochi, Gary Sullivan, Julie Van Cleave and Robert Wang discuss the stock and bond markets, portfolio management strategy and the resulting performance of DWS Balanced Fund for the six months ended April 30, 2007.

Q: How would you describe the market environment over the last six months?

A: Both stocks and bonds had positive returns for the six months ended April 30, 2007. The Russell 3000® Index, which is generally regarded as a good indicator of the broad stock market, returned 8.90% for the period.1 Return of the Lehman Brothers Aggregate Bond Index, which is considered indicative of broad bond market trends, was 2.64%.2 Benefiting from continued strength in the economy, high-yield bonds performed significantly better than investment-grade bonds: return of the Credit Suisse High Yield Index was 7.63%.3

1 Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable US equity market.
2 The Lehman Brothers Aggregate Bond Index is an unmanaged, market-value-weighted measure of Treasury issues, corporate bond issues and mortgage securities.
3 Credit Suisse (CS) First Boston High Yield Index is an unmanaged, unleveraged, trader-priced portfolio constructed to mirror the global high-yield debt market.

Returns of large-cap stocks were higher than small-cap returns for the period: the Russell 1000® Index posted a return of 9.10%, while return of the Russell 2000® Index was 6.86%.4 In the large-cap category, value stocks performed better than growth stocks. However, small-cap growth stocks performed better than small-cap value stocks.5

4 The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.
Index returns assume reinvestment of dividends and, unlike fund returns, do not include fees or expenses. It is not possible to invest directly into an index.
5 Comparison of growth stocks and value stocks is based on returns of the Russell 1000 Growth Index, the Russell 1000 Value Index, the Russell 2000 Growth Index and the Russell 2000 Value Index. As defined above, the Russell 1000 indices measure performance of large-cap stocks, while the Russell 2000 indices measure performance of small-cap stocks. In both sets of indices, the index designated Growth includes companies with higher price-to-book ratios and higher forecasted growth rates, while the index designated Value includes companies with lower price-to-book ratios and lower forecasted growth rates.
Index returns assume reinvestment of dividends and, unlike fund returns, do not reflect any fees or expenses. It is not possible to invest directly in an index.

Q: How is DWS Balanced Fund managed?

A: The fund normally invests approximately 60% of net assets in common stocks and other equity securities, and 40% of net assets in fixed-income securities, including lower-quality, high-yield debt securities. Within equities, we allocate the portfolio among large-cap growth stocks, large-cap value stocks and small-cap stocks. Most stocks are from US issuers, although up to 25% of assets may be invested in foreign securities. In the bond portion of the portfolio, we invest mainly in core investment-grade US bonds, with a smaller allocation to high-yield bonds.

The strategic asset allocation mix is essentially the base mix of assets in each class. The strategic asset allocation mix is the following:

Large-Cap Growth	Large-Cap Value	Small Cap	Core Fixed Income	High-Yield Bonds
25%	25%	10%	30%	10%

Each month, the fund is rebalanced to the strategic allocation in each asset class plus tactical weights considered most appropriate for current market conditions. Tactical weights are determined by the asset allocation committee, which consists of the fund portfolio managers plus Joshua N. Feinman, chief economist, and Robert J. Froelich, chief investment strategist. The committee determines allocations among the asset classes on several dimensions, as follows:

Stocks (equities) versus bonds (fixed income)

Large cap equities versus small cap equities

Large cap value equities versus large cap growth equities

Investment grade (core) bonds versus high-yield bonds

The judgments made by the committee are supported by a quantitatively-based risk-management model overseen by the Quantitative Strategies group at Deutsche Asset Management. The model seeks to manage asset-allocation risk, keeping it at a modest level across the portfolio.

Over the last six months, the equity/fixed-income mix has been maintained close to a neutral position of 60% stocks and 40% bonds, but with a modest overweight in equities.6 Within the equity portion of the portfolio, for most of the period we emphasized mostly large cap value stocks, with more modest overweights in large cap growth and corresponding underweights in small cap.

6 "Overweight" means the fund holds a higher weighting in a given sector than its benchmark. "Underweight" means the fund holds a lower weighting in a given sector or security than the benchmark.

Q: How did the fund perform over the last six months?

A: For the six months ended April 30, 2007, DWS Balanced Fund's return (Class A shares) was 5.70%. (Returns are unadjusted for sales charges. If sales charges had been included, returns would have been lower. Past performance is no guarantee of future results. Please see pages 4 through 10 for the performance of other share classes and more complete performance information.) In evaluating performance, we look at the fund's returns relative to indices that represent the various asset classes. The return of the equity benchmark, the Russell 1000 Index, over this period was 9.10%. The fixed income benchmark, the Lehman Brothers Aggregate Bond Index, had a return of 2.64%.

In order to create a benchmark that is representative of the fund's standard asset mix, we calculate a blended benchmark return that is 60% return of the Russell 1000 Index and 40% return of the Lehman Brothers Aggregate Bond Index. For the six months ended April, the fund underperformed this blended benchmark, which had a return of 6.54%.

We also compare returns with those of our Lipper peer group of Mixed-Asset Target Allocation Moderate funds.7 For the six months ended April 30, 2007, the fund underperformed the 6.71% average return of this group.

7 The Lipper Mixed-Asset Target Allocation Moderate Funds category is a group of mutual funds that, by portfolio practice, maintain a mix of 0% to 60% in equity securities, with the remainder invested in bonds, cash and cash equivalents. Category returns assume reinvestment of dividends. It is not possible to invest directly into a Lipper category.

Q: What were the main determinants of the fund's performance?

A: Strategic asset allocation made a positive contribution to performance. In particular, the strategic allocation to high-yield bonds added value since high-yield bonds outperformed investment grade bonds by several percentage points. Tactical asset allocation also added value over the last six months. We underweighted bonds, with a corresponding overweight in stocks; this was positive for performance, since stocks outperformed bonds. Within equities, an underweight in small cap and an overweight in large cap contributed, since large cap stocks outperformed small cap. Within the large cap portion of the portfolio, a tactical overweight in value stocks during most of the period contributed to performance, since value stocks performed better than growth stocks.

The net contribution of the underlying sleeves, the term we use for each of the asset classes, was negative. Although all had positive returns, only core fixed income performed better than its benchmark.

The iGAP (integrated Global Alpha Platform) overlay also helped performance. This strategy, which is implemented through derivatives, is designed to take advantage of short-term mispricings within global bond and currency markets.8 Both currency and fixed income positioning contributed to performance. In currency, the fund's long foreign currency positions helped, since the US dollar weakened relative to most other currencies. In fixed income, a short position in UK government bonds contributed, as these bonds dropped in value after a surprise interest rate increase by the Bank of England in January. That rate increase made our long position in British pounds especially valuable, since the pound strengthened following the increase.

8 A derivative is a financial arrangement that derives its value from a traditional security (such as a stock or bond), asset or index.

Performance relative to the peer group was affected by the difference in allocation to international equities. This fund invests mainly in US securities, while other funds in the peer group allocate an average of approximately 10% of assets to international investments. Since foreign stock markets were generally stronger than the US market over this period, peers had higher returns.

Q: How would you characterize the fund's equity performance?

A: The large cap growth portion of the portfolio underperformed the Russell 1000 Growth index, mainly because of stock selection, particularly within the consumer discretionary sector, where large holdings including Starbucks Corporation, Harley-Davidson, Inc. and Staples, Inc. detracted from performance. A strategic overweight in energy, as well as stock selection in the energy and technology sectors, contributed to performance.

There has been a change in management in the large cap value segment of the portfolio; beginning in January 2007, it is managed by Deutsche Bank's Quantitative Strategies group, using a stock selection model that employs mathematical techniques to analyze the financial characteristics of potential investments and compare alternative investments. Stock selection in media, energy and automobiles contributed to performance, while stock selection in food, beverage & tobacco, pharmaceuticals and insurance detracted.

Return of the small cap portion of the portfolio was less than one percentage point below that of the Russell 2000 Index. Performance was hurt by stock selection in retailing, energy and banks; stock selection in telecommunications, health care and consumer durables contributed to performance.

Q: What factors were important for performance in the bond portion of the portfolio?

A: The core fixed income portion of the portfolio outperformed its benchmark, the Lehman Aggregate Bond Index, because of higher returns achieved by riskier investment-grade securities such as corporate bonds and mortgage-backed securities and also because of an overweight relative to the index in longer maturity issues. An underweight in securities of government agencies detracted from performance.

Performance benefited from the allocation to high yield bonds, which performed much better than investment-grade bonds. However, the high yield portfolio underperformed its benchmark, the Credit Suisse High Yield Index, because of an overweight position in shorter duration securities and a lack of exposure to distressed securities in the utility and media-cable sectors.9 Performance benefited from security selection in the media and gaming/leisure sectors.

9 Duration, which is the length of time until the first possible call date of a bond, is a measure of bond price volatility.

Q: Do you have other comments for shareholders?

A: DWS Balanced Fund gives shareholders an opportunity to invest in large-cap and small-cap stocks, as well as several categories of bonds within our actively managed portfolio. This mix of securities offers an attractive risk/return profile for many investors.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The managers' views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance is no guarantee of future results.

Portfolio Summary

Asset Allocation (Excludes Securities Lending Collateral)	4/30/07	10/31/06

Common Stocks	59%	59%
Corporate Bonds	16%	15%
Commercial and Non-Agency Mortgage-Backed Securities	9%	11%
Cash Equivalents	5%	5%
Government and Agency Obligations	5%	5%
Mortgage Backed Securities Pass-Throughs	4%	2%
Collateralized Mortgage Obligations	1%	1%
Asset Backed	1%	1%
Preferred Stocks	—	1%
	100%	100%
Sector Diversification (Excludes Cash Equivalents and Securities Lending Collateral)	4/30/07	10/31/06

Financials	22%	21%
Consumer Discretionary	15%	13%
Energy	12%	12%
Information Technology	11%	14%
Health Care	10%	12%
Industrials	9%	10%
Consumer Staples	8%	8%
Utilities	5%	3%
Materials	4%	3%
Telecommunication Services	4%	4%
	100%	100%

Asset allocation and sector diversification are subject to change.

Ten Largest Equity Holdings at April 30, 2007 (9.1% of Net Assets)
1. ExxonMobil Corp. Explorer and producer of oil and gas	1.2%
2. Bank of America Corp. Provider of commercial banking systems	1.1%
3. Pfizer, Inc. Manufacturer of prescription pharmaceuticals and non-prescription self-medications	1.0%
4. General Electric Co. Industrial conglomerate	0.9%
5. JPMorgan Chase & Co. Provider of global financial services	0.9%
6. Wells Fargo & Co. Provider of various financial services	0.8%
7. Devon Energy Corp. Explorer and producer of oil and gas	0.8%
8. Microsoft Corp. Developer of computer software	0.8%
9. Johnson & Johnson Provider of health care products	0.8%
10. Abbott Laboratories Developer of health care products	0.8%

Portfolio holdings are subject to change.

For more complete details about the Fund's investment portfolio, see page 22. A quarterly Fact Sheet is available upon request. Information concerning portfolio holdings of the Fund as of month end will be posted to www.dws-scudder.com on or after the last day of the following month. In addition, the Fund's top ten holdings and other information about the Fund is posted on www.dws-scudder.com as of the calendar quarter-end on or after the 15th day following quarter-end. Please see the Account Management Resources section for contact information.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.

Investment Portfolio as of April 30, 2007 (Unaudited)

	Shares	Value ($)

Common Stocks 59.7%
Consumer Discretionary 8.1%
Auto Components 0.1%
BorgWarner, Inc.	9,500	740,145
Sauer-Danfoss, Inc.	19,300	575,526
Tenneco, Inc.*	19,200	575,040
TRW Automotive Holdings Corp.*	13,000	481,780
		2,372,491
Automobiles 0.2%
Harley-Davidson, Inc.	71,340	4,517,249
Distributors 0.0%
Core-Mark Holding Co., Inc.*	5,000	176,300
Diversified Consumer Services 0.2%
Coinstar, Inc.*	7,900	245,611
DeVry, Inc.	33,700	1,111,763
Jackson Hewitt Tax Service, Inc.	27,600	761,208
Regis Corp.	4,600	175,858
Sotheby's	21,500	1,109,830
Stewart Enterprises, Inc. "A"	6,300	47,376
		3,451,646
Hotels Restaurants & Leisure 1.2%
Ameristar Casinos, Inc.	27,700	840,972
Bob Evans Farms, Inc.	7,300	267,910
CBRL Group, Inc.	24,100	1,074,378
Domino's Pizza, Inc.	5,400	174,150
Landry's Restaurants, Inc.	26,900	798,930
Luby's, Inc.*	25,500	255,255
McDonald's Corp.	274,100	13,233,548
MTR Gaming Group, Inc.*	8,100	129,519
O'Charley's, Inc.*	16,200	341,982
Starbucks Corp.*	138,410	4,293,478
Triarc Companies, Inc. "B"	37,100	603,617
		22,013,739
Household Durables 0.7%
Fortune Brands, Inc.	57,710	4,622,571
Hooker Furniture Corp.	11,200	246,736
Lennar Corp. "A"	9,600	410,016
Newell Rubbermaid, Inc.	93,400	2,864,578
Snap-on, Inc.	93,300	5,084,850
		13,228,751
Internet & Catalog Retail 0.0%
Stamps.com, Inc.*	9,400	132,634
Leisure Equipment & Products 0.3%
Hasbro, Inc.	50,400	1,593,144
Mattel, Inc.	71,700	2,029,110
Oakley, Inc.	41,400	998,982
Polaris Industries, Inc.	10,600	535,618
Smith & Wesson Holding Corp.*	13,800	189,336
		5,346,190
Media 1.9%
Cablevision Systems Corp. (New York Group) "A"	172,200	5,644,716
Liberty Global, Inc. "A"*	138,400	4,967,176
LodgeNet Entertainment Corp.*	12,000	408,960
Marvel Entertainment, Inc.*	9,400	277,582
McGraw-Hill Companies, Inc.	121,990	7,994,005
Media General, Inc. "A"	5,200	191,048
Mediacom Communications Corp. "A"*	28,100	242,503
Omnicom Group, Inc.	67,140	7,030,229
Sinclair Broadcast Group, Inc. "A"	55,200	901,416
Walt Disney Co.	205,700	7,195,386
		34,853,021
Multiline Retail 1.6%
Big Lots, Inc.*	35,300	1,136,660
Dollar Tree Stores, Inc.*	113,100	4,447,092
Family Dollar Stores, Inc.	122,700	3,906,768
Federated Department Stores, Inc.	39,200	1,721,664
Kohl's Corp.*	79,690	5,900,248
Nordstrom, Inc.	43,900	2,410,988
Target Corp.	153,700	9,125,169
		28,648,589
Specialty Retail 1.4%
Asbury Automotive Group, Inc.	18,700	537,999
Best Buy Co., Inc.	51,330	2,394,544
Brown Shoe Co., Inc.	31,050	837,729
Dress Barn, Inc.*	10,500	209,055
DSW, Inc. "A"*	22,600	875,976
Gymboree Corp.*	22,000	839,960
Hot Topic, Inc.*	59,800	675,142
Jo-Ann Stores, Inc.*	25,800	772,710
Jos. A. Bank Clothiers, Inc.*	16,900	653,016
Lowe's Companies, Inc.	120,450	3,680,952
New York & Co., Inc.*	55,900	780,923
Staples, Inc.	273,080	6,772,384
The Pep Boys — Manny, Moe & Jack	9,000	167,850
The Sherwin-Williams Co.	87,300	5,567,121
West Marine, Inc.*	24,000	352,800
		25,118,161
Textiles, Apparel & Luxury Goods 0.5%
Coach, Inc.*	115,100	5,620,333
Columbia Sportswear Co.	9,600	600,960
Jones Apparel Group, Inc.	14,400	480,816
Kellwood Co.	5,200	146,536
Liz Claiborne, Inc.	16,100	719,992
Maidenform Brands, Inc.*	8,800	179,432
Perry Ellis International, Inc.*	28,750	954,500
Wolverine World Wide, Inc.	19,700	563,026
		9,265,595
Consumer Staples 5.5%
Beverages 1.2%
Boston Beer Co., Inc. "A"*	3,700	119,177
Coca-Cola Enterprises, Inc.	116,400	2,553,816
Diageo PLC	262,474	5,558,366
Pepsi Bottling Group, Inc.	36,600	1,200,846
PepsiCo, Inc.	197,550	13,056,079
		22,488,284
Food & Staples Retailing 1.1%
Nash Finch Co.	11,800	459,846
Safeway, Inc.	169,000	6,134,700
Shoppers Drug Mart Corp.	55,600	2,534,286
Spartan Stores, Inc.	25,400	654,304
Wal-Mart Stores, Inc.	49,110	2,353,351
Walgreen Co.	190,320	8,355,048
		20,491,535
Food Products 1.2%
ConAgra Foods, Inc.	82,500	2,027,850
Dean Foods Co.	102,510	3,734,439
Flowers Foods, Inc.	12,500	389,875
General Mills, Inc.	75,200	4,504,480
Groupe Danone	28,558	4,721,416
Imperial Sugar Co.	15,800	470,208
Kellogg Co.	91,720	4,852,905
Royal Numico NV	26,500	1,466,780
		22,167,953
Household Products 1.5%
Colgate-Palmolive Co.	180,540	12,229,780
Kimberly-Clark Corp.	39,800	2,832,566
Procter & Gamble Co.	189,950	12,215,684
		27,278,030
Personal Products 0.1%
Elizabeth Arden, Inc.*	22,800	513,228
USANA Health Sciences, Inc.*	16,900	673,296
		1,186,524
Tobacco 0.4%
Alliance One International, Inc.*	85,800	841,698
Altria Group, Inc.	13,200	909,744
Loews Corp. — Carolina Group	15,200	1,163,256
Reynolds American, Inc.	30,900	1,985,634
UST, Inc.	51,900	2,941,692
		7,842,024
Energy 8.0%
Energy Equipment & Services 2.1%
Baker Hughes, Inc.	112,070	9,009,307
Basic Energy Services, Inc.*	18,800	485,980
Grey Wolf, Inc.*	132,600	949,416
Noble Corp.	52,270	4,401,657
Parker Drilling Co.*	69,000	749,340
Pioneer Drilling Co.*	53,500	733,485
Schlumberger Ltd.	154,050	11,373,511
Tidewater, Inc.	64,600	4,083,366
Transocean, Inc.*	74,980	6,463,276
Trico Marine Services, Inc.*	15,100	584,521
		38,833,859
Oil, Gas & Consumable Fuels 5.9%
Alpha Natural Resources, Inc.*	49,800	865,026
Berry Petroleum Co. "A"	3,300	112,398
Bois d'Arc Energy, Inc.*	18,400	275,448
Brigham Exploration Co.*	35,400	214,524
Callon Petroleum Co.*	56,100	774,180
Chesapeake Energy Corp.	154,300	5,207,625
Chevron Corp.	176,100	13,698,819
Clayton Williams Energy, Inc.*	4,300	115,498
Comstock Resources, Inc.*	32,200	912,870
ConocoPhillips	103,810	7,199,224
Devon Energy Corp.	207,020	15,085,547
EOG Resources, Inc.	73,730	5,414,731
ExxonMobil Corp.	271,800	21,575,484
Marathon Oil Corp.	66,200	6,722,610
Newfield Exploration Co.*	75,400	3,298,750
Penn Virginia Corp.	11,600	928,580
PetroQuest Energy, Inc.*	13,200	150,744
Rosetta Resources, Inc.*	39,900	858,249
Swift Energy Co.*	21,800	886,170
Tesoro Corp.	38,300	4,641,960
USEC, Inc.*	48,800	984,296
Valero Energy Corp.	167,930	11,793,724
XTO Energy, Inc.	115,076	6,245,175
		107,961,632
Financials 11.8%
Capital Markets 2.5%
Ameriprise Financial, Inc.	9,000	535,230
Apollo Investment Corp.	57,720	1,268,108
Lehman Brothers Holdings, Inc.	116,230	8,749,795
MCG Capital Corp.	23,300	410,546
Merrill Lynch & Co., Inc.	63,730	5,750,358
Morgan Stanley	138,000	11,593,380
Penson Worldwide, Inc.*	1,500	40,230
The Goldman Sachs Group, Inc.	61,120	13,361,443
UBS AG (Registered)	61,495	4,030,080
Waddell & Reed Financial, Inc. "A"	21,400	518,308
		46,257,478
Commercial Banks 2.2%
BancFirst Corp.	1,400	59,934
Banner Corp.	3,500	130,620
Center Financial Corp.	13,100	214,316
City Holding Co.	9,000	341,730
CVB Financial Corp.	29,947	355,471
First Community Bancorp.	9,500	521,170
Frontier Financial Corp.	2,200	54,670
Hancock Holding Co.	2,200	86,064
Hanmi Financial Corp.	32,900	539,889
Irwin Financial Corp.	17,900	286,937
Nara Bancorp, Inc.	1,700	28,067
National City Corp.	133,900	4,894,045
Pacific Capital Bancorp.	45,100	1,214,543
PNC Financial Services Group, Inc.	24,900	1,845,090
Preferred Bank	1,800	65,880
Prosperity Bancshares, Inc.	1,200	41,628
Sandy Spring Bancorp., Inc.	1,200	38,712
Sterling Bancshares, Inc.	95,750	1,094,422
Sterling Financial Corp.	6,800	200,464
SunTrust Banks, Inc.	18,300	1,544,886
Taylor Capital Group, Inc.	8,700	258,738
Trustmark Corp.	7,500	199,575
United Community Banks, Inc.	3,700	109,372
US Bancorp.	152,100	5,224,635
Wachovia Corp.	112,900	6,270,466
Wells Fargo & Co.	427,200	15,332,208
West Coast Bancorp.	2,400	74,568
		41,028,100
Consumer Finance 0.3%
American Express Co.	76,120	4,618,201
Cash America International, Inc.	8,600	371,176
EZCORP, Inc. "A"*	23,100	349,965
First Cash Financial Services, Inc.*	10,900	250,482
		5,589,824
Diversified Financial Services 2.6%
Asset Acceptance Capital Corp.*	14,600	268,932
ASTA Funding, Inc.	5,300	231,769
Bank of America Corp.	383,680	19,529,312
Chicago Mercantile Exchange Holdings, Inc. "A"	4,200	2,170,350
CIT Group, Inc.	9,500	566,675
Citigroup, Inc.	173,500	9,303,070
JPMorgan Chase & Co.	303,900	15,833,190
		47,903,298
Insurance 2.2%
Aflac, Inc.	108,350	5,562,689
Allstate Corp.	21,300	1,327,416
Ambac Financial Group, Inc.	22,700	2,083,860
American International Group, Inc.	27,100	1,894,561
Assurant, Inc.	24,200	1,392,226
First American Corp.	18,800	968,200
Genworth Financial, Inc. "A"	86,800	3,167,332
Great American Financial Resources, Inc.	3,500	85,715
Hartford Financial Services Group, Inc.	34,700	3,511,640
HCC Insurance Holdings, Inc.	112,100	3,436,986
Lincoln National Corp.	22,500	1,600,875
MetLife, Inc.	82,000	5,387,400
NYMAGIC, Inc.	16,600	679,770
Odyssey Re Holdings Corp.	4,700	196,930
Principal Financial Group, Inc.	32,500	2,063,425
Safety Insurance Group, Inc.	22,900	917,374
Seabright Insurance Holdings*	39,100	726,087
Selective Insurance Group, Inc.	2,700	70,416
W.R. Berkley Corp.	173,300	5,630,517
		40,703,419
Real Estate Investment Trusts 1.4%
Alexandria Real Estate Equities, Inc. (REIT)	5,400	571,590
American Home Mortgage Investment Corp. (REIT)	13,300	329,574
Apartment Investment & Management Co. "A" (REIT)	14,500	801,850
Archstone-Smith Trust (REIT)	29,900	1,558,089
AvalonBay Communities, Inc. (REIT)	9,500	1,161,470
BioMed Realty Trust, Inc. (REIT)	18,300	525,393
Corporate Office Properties Trust (REIT)	4,600	216,706
Cousins Properties, Inc. (REIT)	10,800	362,556
Crescent Real Estate Equities Co. (REIT)	20,300	416,353
EastGroup Properties, Inc. (REIT)	4,400	220,484
Equity Lifestyle Properties, Inc. (REIT)	5,300	287,631
Equity Residential (REIT)	12,900	598,947
First Industrial Realty Trust, Inc. (REIT)	13,400	586,786
Glimcher Realty Trust (REIT)	11,000	297,110
Health Care Property Investors, Inc. (REIT)	22,100	782,119
Healthcare Realty Trust, Inc. (REIT)	8,100	275,886
Highwoods Properties, Inc. (REIT)	13,500	550,530
Home Properties, Inc. (REIT)	3,200	178,240
Hospitality Properties Trust (REIT)	24,900	1,133,697
Host Hotels & Resorts, Inc. (REIT)	42,500	1,089,700
Kimco Realty Corp. (REIT)	16,300	783,541
LaSalle Hotel Properties (REIT)	1,700	78,931
Lexington Realty Trust (REIT)	22,800	476,292
LTC Properties, Inc. (REIT)	2,000	50,140
Mid-America Apartment Communities, Inc. (REIT)	5,100	275,145
National Retail Properties, Inc. (REIT)	17,500	419,125
Nationwide Health Properties, Inc. (REIT)	20,900	670,054
Newcastle Investment Corp. (REIT)	15,800	461,518
OMEGA Healthcare Investors, Inc. (REIT)	8,400	141,120
Parkway Properties, Inc. (REIT)	8,300	439,900
Pennsylvania Real Estate Investment Trust (REIT)	6,100	283,406
Potlatch Corp. (REIT)	12,400	538,036
ProLogis (REIT)	15,500	1,004,400
Public Storage, Inc. (REIT)	12,500	1,166,500
RAIT Investment Trust (REIT)	9,000	253,350
Realty Income Corp. (REIT)	13,200	368,280
Senior Housing Properties Trust (REIT)	24,000	547,920
Simon Property Group, Inc. (REIT)	14,300	1,648,504
Sovran Self Storage, Inc. (REIT)	4,800	265,248
Strategic Hotels & Resorts, Inc. (REIT)	15,300	331,245
Sun Communities, Inc. (REIT)	1,200	35,712
Sunstone Hotel Investors, Inc. (REIT)	10,800	308,016
Thornburg Mortgage, Inc. (REIT)	16,600	461,480
Urstadt Biddle Properties "A" (REIT)	1,700	30,838
Vornado Realty Trust (REIT)	15,300	1,815,039
Washington Real Estate Investment Trust (REIT)	13,100	495,966
		25,294,417
Thrifts & Mortgage Finance 0.6%
BankUnited Financial Corp. "A"	52,700	1,140,955
Corus Bankshares, Inc.	59,300	996,833
Fannie Mae	61,700	3,635,364
First Niagara Financial Group, Inc.	21,700	295,120
Franklin Bank Corp.*	23,600	368,160
IndyMac Bancorp, Inc.	83,200	2,515,968
MAF Bancorp, Inc.	1,000	40,150
NetBank, Inc.	25,400	49,276
Ocwen Financial Corp.*	67,900	968,254
PFF Bancorp., Inc.	23,100	650,034
TierOne Corp.	18,000	437,220
WSFS Financial Corp.	5,500	354,805
		11,452,139
Health Care 7.7%
Biotechnology 1.6%
Alkermes, Inc.*	45,200	742,636
Amgen, Inc.*	71,060	4,557,789
Cubist Pharmaceuticals, Inc.*	7,300	156,585
Digene Corp.*	16,000	733,600
Genentech, Inc.*	131,800	10,542,682
Gilead Sciences, Inc.*	143,710	11,743,981
LifeCell Corp.*	24,900	732,060
OSI Pharmaceuticals, Inc.*	18,500	641,950
Trimeris, Inc.*	59,000	452,530
		30,303,813
Health Care Equipment & Supplies 1.7%
Baxter International, Inc.	164,420	9,311,104
C.R. Bard, Inc.	53,820	4,474,057
CONMED Corp.*	2,000	60,640
HealthTronics, Inc.*	28,000	130,200
Integra LifeSciences Holdings*	21,800	993,426
Medtronic, Inc.	146,760	7,768,007
Viasys Healthcare, Inc.*	2,300	73,646
West Pharmaceutical Services, Inc.	24,800	1,234,296
Zimmer Holdings, Inc.*	76,970	6,964,245
		31,009,621
Health Care Providers & Services 1.0%
Aetna, Inc.	16,000	750,080
Alliance Imaging, Inc.*	72,300	650,700
Apria Healthcare Group, Inc.*	32,600	1,034,724
Centene Corp.*	31,200	649,272
CorVel Corp.*	21,700	590,023
Gentiva Health Services, Inc.*	38,100	713,232
Healthspring, Inc.*	36,700	863,184
Kindred Healthcare, Inc.*	24,300	848,556
Laboratory Corp. of America Holdings*	33,300	2,628,702
LHC Group, Inc.*	17,200	440,320
Magellan Health Services, Inc.*	26,900	1,154,010
McKesson Corp.	24,800	1,458,984
MedCath Corp.*	28,900	858,908
PSS World Medical, Inc.*	2,400	48,240
UnitedHealth Group, Inc.	120,760	6,407,526
		19,096,461
Health Care Technology 0.1%
IMS Health, Inc.	17,400	510,342
Omnicell, Inc.*	6,000	137,640
TriZetto Group, Inc.*	20,400	397,392
		1,045,374
Life Sciences Tools & Services 0.2%
Albany Molecular Research, Inc.*	11,400	109,554
Bruker BioSciences Corp.*	19,600	225,596
Cambrex Corp.	24,600	596,796
Kendle International, Inc.*	16,600	565,728
Pharmanet Development Group, Inc.*	19,800	540,342
Thermo Fisher Scientific, Inc.*	46,200	2,405,172
		4,443,188
Pharmaceuticals 3.1%
Abbott Laboratories	242,500	13,730,350
Eli Lilly & Co.	51,850	3,065,890
Johnson & Johnson	224,466	14,415,207
Medicines Co.*	17,800	405,484
Merck & Co., Inc.	79,100	4,068,904
MGI Pharma, Inc.*	9,900	217,998
Noven Pharmaceuticals, Inc.*	26,200	613,342
Pfizer, Inc.	686,500	18,164,790
Sciele Pharma, Inc.*	30,000	741,600
Valeant Pharmaceuticals International	51,000	919,020
		56,342,585
Industrials 5.4%
Aerospace & Defense 1.3%
Honeywell International, Inc.	155,400	8,419,572
Raytheon Co.	141,500	7,575,910
United Technologies Corp.	113,280	7,604,487
		23,599,969
Air Freight & Logistics 0.3%
FedEx Corp.	55,880	5,891,987
Airlines 0.1%
Alaska Air Group, Inc.*	26,700	790,320
ExpressJet Holdings, Inc.*	12,600	75,222
SkyWest, Inc.	35,700	971,397
		1,836,939
Building Products 0.1%
American Woodmark Corp.	23,800	821,338
Universal Forest Products, Inc.	12,200	566,812
		1,388,150
Commercial Services & Supplies 0.3%
Administaff, Inc.	18,900	627,291
American Reprographics Co.*	15,400	511,280
CDI Corp.	2,500	74,050
Clean Harbors, Inc.*	8,300	386,116
Deluxe Corp.	31,200	1,180,920
Diamond Management & Technology Consultants, Inc.	50,800	576,072
Heidrick & Struggles International, Inc.*	18,800	886,984
IHS, Inc. "A"*	16,200	669,708
Kforce, Inc.*	26,000	356,980
Knoll, Inc.	8,400	195,048
Layne Christensen Co.*	23,700	897,519
McGrath Rentcorp.	5,200	156,780
Viad Corp.	5,900	240,956
		6,759,704
Construction & Engineering 0.2%
EMCOR Group, Inc.*	21,000	1,316,490
Granite Construction, Inc.	17,000	1,024,080
Perini Corp.*	20,200	860,520
		3,201,090
Electrical Equipment 0.6%
Acuity Brands, Inc.	19,900	1,176,488
Belden CDT, Inc.	3,300	184,404
Emerson Electric Co.	186,600	8,768,334
II-VI, Inc.*	25,100	679,959
		10,809,185
Industrial Conglomerates 0.9%
General Electric Co.	430,170	15,856,066
Tredegar Corp.	12,700	296,799
		16,152,865
Machinery 1.0%
Accuride Corp.*	59,500	869,295
AGCO Corp.*	10,000	417,300
Caterpillar, Inc.	64,560	4,688,347
Dover Corp.	23,200	1,116,384
Eaton Corp.	60,900	5,432,889
Freightcar America, Inc.	19,500	970,320
NACCO Industries, Inc. "A"	2,900	462,202
Nordson Corp.	6,400	293,312
Parker Hannifin Corp.	27,000	2,487,780
RBC Bearings, Inc.*	10,700	406,707
Wabtec Corp.	28,700	1,066,205
Xerium Technologies, Inc.	22,600	184,868
		18,395,609
Road & Rail 0.4%
Dollar Thrifty Automotive Group, Inc.*	22,100	1,036,048
Marten Transport Ltd.*	5,500	99,275
Ryder System, Inc.	109,000	5,737,760
U.S. Xpress Enterprises, Inc. "A"*	35,100	502,632
USA Truck, Inc.*	45,800	712,648
		8,088,363
Trading Companies & Distributors 0.2%
Electro Rent Corp.*	26,100	338,778
United Rentals, Inc.*	93,700	3,138,950
		3,477,728
Information Technology 7.7%
Communications Equipment 0.9%
C-COR, Inc.*	45,200	556,864
Cisco Systems, Inc.*	316,430	8,461,338
Dycom Industries, Inc.*	35,700	924,987
InterDigital Communications Corp.*	26,800	881,184
MasTec, Inc.*	35,600	408,332
QUALCOMM, Inc.	113,770	4,983,126
Tekelec*	45,700	655,338
		16,871,169
Computers & Peripherals 1.8%
Apple, Inc.*	108,080	10,786,384
EMC Corp.*	376,390	5,713,600
Hewlett-Packard Co.	48,300	2,035,362
Imation Corp.	3,500	129,185
International Business Machines Corp.	131,940	13,485,588
Komag, Inc.*	23,400	643,734
		32,793,853
Electronic Equipment & Instruments 0.3%
Itron, Inc.*	12,800	861,952
KEMET Corp.*	86,700	735,216
Littelfuse, Inc.*	20,700	830,277
Mettler-Toledo International, Inc.*	32,300	3,153,126
		5,580,571
Internet Software & Services 0.9%
aQuantive, Inc.*	22,800	697,908
DealerTrack Holdings, Inc.*	3,400	112,200
eBay, Inc.*	121,160	4,112,170
Google, Inc. "A"*	10,140	4,779,793
InfoSpace, Inc.*	14,700	377,202
Internap Network Services Corp.*	33,800	519,168
j2 Global Communications, Inc.*	18,900	543,564
Marchex, Inc. "B"	5,900	75,461
RealNetworks, Inc.*	12,700	95,885
Sohu.com, Inc.*	16,800	425,376
United Online, Inc.	5,700	82,251
ValueClick, Inc.*	23,900	683,540
Websense, Inc.*	19,400	479,374
Yahoo!, Inc.*	150,370	4,216,375
		17,200,267
IT Services 0.9%
Accenture Ltd. "A"	183,440	7,172,504
Fiserv, Inc.*	79,540	4,229,142
Global Cash Access Holdings, Inc.*	8,200	128,494
infoUSA, Inc.	38,400	360,576
ManTech International Corp. "A"*	20,300	622,804
Paychex, Inc.	107,730	3,996,783
		16,510,303
Semiconductors & Semiconductor Equipment 1.4%
Actel Corp.*	29,200	427,488
AMIS Holdings, Inc.*	59,200	686,720
Asyst Technologies, Inc.*	80,400	574,860
ATMI, Inc.*	6,400	197,952
Broadcom Corp. "A"*	88,580	2,883,279
FormFactor, Inc.*	17,900	739,091
Intel Corp.	232,200	4,992,300
Intevac, Inc.*	20,500	498,355
Kulicke & Soffa Industries, Inc.*	15,100	150,698
Micrel, Inc.*	20,500	257,275
MIPS Technologies, Inc.*	17,900	153,582
Novellus Systems, Inc.*	129,700	4,198,389
Photronics, Inc.*	7,500	112,875
RF Micro Devices, Inc.*	110,000	687,500
SiRF Technology Holdings, Inc.*	25,600	621,056
Tessera Technologies, Inc.*	23,300	997,007
Texas Instruments, Inc.	192,740	6,624,474
		24,802,901
Software 1.5%
Adobe Systems, Inc.*	120,750	5,018,370
Aspen Technology, Inc.*	51,100	693,938
Blackbaud, Inc.	37,400	825,792
Electronic Arts, Inc.*	83,350	4,201,674
Microsoft Corp.	488,200	14,616,708
MicroStrategy, Inc. "A"*	6,424	730,794
NetScout Systems, Inc.*	15,400	126,742
Smith Micro Software, Inc.*	28,400	451,276
SPSS, Inc.*	21,000	769,860
Ultimate Software Group, Inc.*	29,600	816,960
		28,252,114
Materials 2.0%
Chemicals 1.3%
CF Industries Holdings, Inc.	26,500	1,051,785
Ecolab, Inc.	112,170	4,822,188
Ferro Corp.	15,600	324,636
FMC Corp.	39,500	3,038,735
Georgia Gulf Corp.	45,400	725,038
Lyondell Chemical Co.	153,100	4,764,472
Monsanto Co.	64,400	3,798,956
Pioneer Companies, Inc.*	22,400	651,840
PolyOne Corp.*	10,000	65,600
Praxair, Inc.	36,700	2,368,985
Spartech Corp.	38,300	1,074,698
Terra Industries, Inc.*	45,000	793,800
Tronox, Inc. "B"	14,400	199,728
		23,680,461
Containers & Packaging 0.3%
Rock-Tenn Co. "A"	6,500	248,690
Sonoco Products Co.	132,300	5,641,272
		5,889,962
Metals & Mining 0.4%
Cleveland-Cliffs, Inc.	14,000	970,060
Compass Minerals International, Inc.	5,500	188,870
Metal Management, Inc.	16,600	797,962
Nucor Corp.	8,800	558,448
Stillwater Mining Co.*	45,400	699,160
United States Steel Corp.	36,900	3,746,826
		6,961,326
Paper & Forest Products 0.0%
Buckeye Technologies, Inc.*	62,000	785,540
Telecommunication Services 1.8%
Diversified Telecommunication Services 1.7%
Alaska Communications Systems Group, Inc.	56,700	901,530
AT&T, Inc.	219,100	8,483,552
Cincinnati Bell, Inc.*	193,100	979,017
Citizens Communications Co.	221,700	3,451,869
CT Communications, Inc.	31,500	768,915
Embarq Corp.	44,000	2,641,760
General Communication, Inc. "A"*	8,000	113,840
NTELOS Holdings Corp.*	19,100	384,674
Premiere Global Services, Inc.*	44,200	537,914
Verizon Communications, Inc.	342,400	13,072,832
		31,335,903
Wireless Telecommunication Services 0.1%
Centennial Communications Corp.*	76,000	633,080
USA Mobility, Inc.	43,400	927,024
		1,560,104
Utilities 1.7%
Electric Utilities 1.1%
ALLETE, Inc.	2,000	96,820
Duke Energy Corp.	316,700	6,498,684
Entergy Corp.	65,000	7,354,100
FirstEnergy Corp.	91,500	6,262,260
IDACORP, Inc.	3,500	120,575
		20,332,439
Gas Utilities 0.1%
South Jersey Industries, Inc.	12,200	479,094
Southwest Gas Corp.	34,100	1,292,049
		1,771,143
Multi-Utilities 0.5%
Avista Corp.	18,000	424,620
Black Hills Corp.	1,900	75,639
Dominion Resources, Inc.	14,300	1,304,160
PNM Resources, Inc.	21,200	690,060
Sempra Energy	96,100	6,100,428
		8,594,907
Water Utilities 0.0%
California Water Service Group	1,600	62,192
Total Common Stocks (Cost $834,069,150)		1,100,430,668
	Principal Amount ($)(a)	Value ($)

Corporate Bonds 16.0%
Consumer Discretionary 3.1%
AAC Group Holding Corp., 14.75%, 10/1/2012 (PIK)	237,993	261,792
Affinia Group, Inc., 9.0%, 11/30/2014	455,000	468,650
AMC Entertainment, Inc., 8.0%, 3/1/2014	695,000	710,637
American Achievement Corp., 8.25%, 4/1/2012	135,000	137,363
American Media Operations, Inc., Series B, 10.25%, 5/1/2009	180,000	169,650
Asbury Automotive Group, Inc.:
144A, 7.625%, 3/15/2017	315,000	316,575
8.0%, 3/15/2014	140,000	142,800
Ashtead Holdings PLC, 144A, 8.625%, 8/1/2015	225,000	235,125
Buffets, Inc., 12.5%, 11/1/2014	95,000	99,750
Burlington Coat Factory Warehouse Corp., 11.125%, 4/15/2014	275,000	292,875
Cablevision Systems Corp., Series B, 9.82%**, 4/1/2009	180,000	190,800
Caesars Entertainment, Inc., 8.875%, 9/15/2008	310,000	322,013
Charter Communications Holdings LLC:
10.25%, 9/15/2010	1,469,000	1,564,485
Series B, 10.25%, 9/15/2010	430,000	456,875
11.0%, 10/1/2015	1,379,000	1,465,187
Cirsa Capital Luxembourg, 144A, 7.875%, 7/15/2012 EUR	185,000	254,985
Codere Finance (Luxembourg) SA, 144A, 8.25%, 6/15/2015 EUR	205,000	302,483
Comcast Cable Communications Holdings, Inc., 9.455%, 11/15/2022	665,000	876,950
Cooper-Standard Automotive, Inc., 8.375%, 12/15/2014 (b)	340,000	311,100
CSC Holdings, Inc.:
7.25%, 7/15/2008	240,000	244,800
7.875%, 12/15/2007	780,000	789,750
Series B, 8.125%, 7/15/2009	105,000	109,200
Series B, 8.125%, 8/15/2009	110,000	114,400
DaimlerChrysler NA Holding Corp., Series E, 5.89%**, 10/31/2008	1,165,000	1,170,946
Denny's Corp. Holdings, Inc., 10.0%, 10/1/2012	85,000	90,738
Dex Media East LLC/Financial, 12.125%, 11/15/2012	2,006,000	2,186,540
Dollarama Group LP, 144A, 11.12%**, 8/15/2012	230,000	233,163
EchoStar DBS Corp.:
6.625%, 10/1/2014	395,000	400,925
7.125%, 2/1/2016	300,000	312,375
Foot Locker, Inc., 8.5%, 1/15/2022	90,000	92,700
Ford Motor Co., 7.45%, 7/16/2031	275,000	217,594
French Lick Resorts & Casinos, 144A, 10.75%, 4/15/2014	1,015,000	855,137
General Motors Corp.:
7.2%, 1/15/2011	700,000	668,500
7.4%, 9/1/2025	250,000	209,688
8.375%, 7/15/2033 (b)	925,000	835,969
Goodyear Tire & Rubber Co., 11.25%, 3/1/2011	1,635,000	1,786,237
Great Canadian Gaming Corp., 144A, 7.25%, 2/15/2015	280,000	284,550
Gregg Appliances, Inc., 9.0%, 2/1/2013	175,000	185,938
Group 1 Automotive, Inc., 8.25%, 8/15/2013	140,000	144,900
Hanesbrands, Inc., 144A, 8.735%**, 12/15/2014	410,000	421,275
Harrah's Operating Co., Inc., 5.625%, 6/1/2015	1,300,000	1,118,000
Hertz Corp.:
8.875%, 1/1/2014	650,000	700,375
10.5%, 1/1/2016	150,000	171,000
ION Media Networks, Inc., 144A, 11.606%**, 1/15/2013	275,000	286,000
Isle of Capri Casinos, Inc., 7.0%, 3/1/2014	935,000	920,975
Jacobs Entertainment, Inc., 9.75%, 6/15/2014	495,000	522,225
Jafra Cosmetics International, Inc., 10.75%, 5/15/2011	838,000	883,042
Jarden Corp., 7.5%, 5/1/2017	325,000	332,719
JC Penney Corp., Inc., 8.0%, 3/1/2010	1,500,000	1,605,307
Kabel Deutschland GmbH, 10.625%, 7/1/2014	155,000	173,213
Liberty Media LLC:
5.7%, 5/15/2013	60,000	57,329
8.25%, 2/1/2030	375,000	375,918
8.5%, 7/15/2029	480,000	488,389
Majestic Star Casino LLC, 9.5%, 10/15/2010	50,000	52,625
Mediacom Broadband LLC, 8.5%, 10/15/2015	20,000	20,800
MediMedia USA, Inc., 144A, 11.375%, 11/15/2014	135,000	143,775
Metaldyne Corp.:
10.0%, 11/1/2013	215,000	221,450
11.0%, 6/15/2012	95,000	93,575
MGM MIRAGE:
6.75%, 9/1/2012	115,000	115,144
8.375%, 2/1/2011	245,000	260,006
9.75%, 6/1/2007	435,000	480,231
MTR Gaming Group, Inc., Series B, 9.75%, 4/1/2010	470,000	493,500
NCL Corp., 10.625%, 7/15/2014	95,000	94,525
News America, Inc., 144A, 6.15%, 3/1/2037	2,250,000	2,201,175
Norcraft Holdings/Capital, Step-up Coupon, 0% to 9/1/2008, 9.75% to 9/1/2012	740,000	673,400
Pinnacle Entertainment, Inc., 8.75%, 10/1/2013	285,000	300,675
Pokagon Gaming Authority, 144A, 10.375%, 6/15/2014	125,000	140,000
Premier Entertainment Biloxi LLC/Finance, 10.75%, 2/1/2012	1,710,000	1,769,850
PRIMEDIA, Inc., 8.875%, 5/15/2011	320,000	329,600
Quebecor World, 144A, 9.75%, 1/15/2015	230,000	242,650
Quiksilver, Inc., 6.875%, 4/15/2015	400,000	390,000
Reader's Digest Association, Inc., 144A, 9.0%, 2/15/2017	190,000	186,200
Royal Caribbean Cruises Ltd., 8.75%, 2/2/2011	1,272,000	1,396,390
Sbarro, Inc., 144A, 10.375%, 2/1/2015	165,000	172,838
Seminole Hard Rock Entertainment, Inc., 144A, 7.848%**, 3/15/2014	320,000	328,000
Simmons Co., Step-up Coupon, 0% to 12/15/2009, 10.0% to 12/15/2014	540,000	454,275
Sinclair Broadcast Group, Inc., 8.0%, 3/15/2012	330,000	342,375
Sirius Satellite Radio, Inc., 9.625%, 8/1/2013	630,000	630,000
Six Flags, Inc., 9.75%, 4/15/2013	395,000	387,100
Sonic Automotive, Inc., Series B, 8.625%, 8/15/2013	140,000	145,950
Station Casinos, Inc., 6.5%, 2/1/2014	365,000	343,556
TCI Communications, Inc., 8.75%, 8/1/2015	1,638,000	1,965,752
Telenet Group Holding NV, 144A, Step-up Coupon, 0% to 12/15/2008, 11.5% to 6/15/2014	1,165,000	1,092,187
The Bon-Ton Department Stores, Inc., 10.25%, 3/15/2014 (b)	300,000	324,750
Time Warner Cable, Inc., 144A, 5.4%, 7/2/2012	2,430,000	2,436,748
Time Warner, Inc., 5.875%, 11/15/2016	2,300,000	2,315,785
Toys "R" Us, Inc., 7.375%, 10/15/2018	230,000	202,400
Travelport LLC, 144A, 9.985%**, 9/1/2014	140,000	144,550
Trump Entertainment Resorts, Inc., 8.5%, 6/1/2015	600,000	603,750
TRW Automotive, Inc., 144A, 7.0%, 3/15/2014	385,000	381,150
United Auto Group, Inc., 144A, 7.75%, 12/15/2016	695,000	705,425
Unity Media GmbH, 144A, 10.375%, 2/15/2015	150,000	158,625
Univision Communications, Inc., 144A, 9.75%, 3/15/2015 (PIK)	460,000	461,725
Vitro, SA de CV:
144A, 8.625%, 2/1/2012	95,000	98,468
144A, 9.125%, 2/1/2017	280,000	293,300
Series A, 11.75%, 11/1/2013	105,000	117,600
Wheeling Island Gaming, Inc., 10.125%, 12/15/2009	200,000	203,000
Wyndham Worldwide Corp., 144A, 6.0%, 12/1/2016	2,485,000	2,465,259
XM Satellite Radio, Inc., 9.75%, 5/1/2014 (b)	1,195,000	1,197,987
Young Broadcasting, Inc., 8.75%, 1/15/2014	1,340,000	1,306,500
		56,454,538
Consumer Staples 0.3%
Alliance One International, Inc., 144A, 8.5%, 5/15/2012	135,000	139,388
Cerveceria Nacional Dominicana, 144A, 8.0%, 3/27/2014	325,000	335,562
Del Laboratories, Inc., 8.0%, 2/1/2012	245,000	229,688
Delhaize America, Inc.:
8.05%, 4/15/2027	90,000	95,908
9.0%, 4/15/2031	1,245,000	1,516,783
General Nutrition Center, 144A, 9.796%**, 3/15/2014 (PIK)	325,000	318,094
Harry & David Holdings, Inc., 10.36%**, 3/1/2012	290,000	295,075
North Atlantic Trading Co., 9.25%, 3/1/2012	665,000	619,115
Pilgrim's Pride Corp., 7.625%, 5/1/2015	115,000	116,438
Rite Aid Corp., 7.5%, 3/1/2017	465,000	463,837
Tereos Europe, 144A, 6.375%, 4/15/2014 EUR	230,000	320,335
Viskase Co., Inc., 11.5%, 6/15/2011	1,425,000	1,439,250
		5,889,473
Energy 1.4%
Belden & Blake Corp., 8.75%, 7/15/2012	1,201,000	1,237,030
Chaparral Energy, Inc., 8.5%, 12/1/2015	330,000	334,950
Chesapeake Energy Corp.:
6.25%, 1/15/2018	300,000	297,750
6.875%, 1/15/2016 (b)	840,000	854,700
7.75%, 1/15/2015	115,000	120,175
Cimarex Energy Co., 7.125%, 5/1/2017	225,000	227,250
Complete Production Services, Inc., 144A, 8.0%, 12/15/2016	410,000	423,837
Delta Petroleum Corp., 7.0%, 4/1/2015 (b)	610,000	555,100
Denbury Resources, Inc., 7.5%, 12/15/2015	90,000	91,575
Dynegy Holdings, Inc.:
6.875%, 4/1/2011	90,000	90,675
7.625%, 10/15/2026	255,000	250,219
8.375%, 5/1/2016	595,000	626,981
El Paso Natural Gas Co., 144A, 5.95%, 4/15/2017	1,312,000	1,323,710
El Paso Production Holding Corp., 7.75%, 6/1/2013	520,000	547,465
Energy Partners Ltd., 144A, 9.75%, 4/15/2014	180,000	183,150
Frontier Oil Corp., 6.625%, 10/1/2011	195,000	195,488
GAZ Capital (Gazprom), 144A, 6.212%, 11/22/2016	3,180,000	3,221,340
Kinder Morgan Energy Partners LP, 6.0%, 2/1/2017	1,084,000	1,101,461
Mariner Energy, Inc., 8.0%, 5/15/2017	180,000	181,125
OPTI Canada, Inc., 144A, 8.25%, 12/15/2014	275,000	290,813
Peabody Energy Corp., 7.375%, 11/1/2016	180,000	190,125
Plains Exploration & Production Co., 7.0%, 3/15/2017	135,000	135,169
Quicksilver Resources, Inc., 7.125%, 4/1/2016	170,000	169,150
Sabine Pass LNG LP:
144A, 7.25%, 11/30/2013	100,000	102,250
144A, 7.5%, 11/30/2016	215,000	220,375
Secunda International Ltd., 13.36%**, 9/1/2012	380,000	394,250
Southern Natural Gas Co., 144A, 5.9%, 4/1/2017	2,685,000	2,700,841
Stone Energy Corp.:
6.75%, 12/15/2014	790,000	738,650
144A, 8.106%**, 7/15/2010	795,000	795,000
Tennessee Gas Pipeline Co., 7.625%, 4/1/2037	230,000	268,903
TransCanada Pipelines Ltd., 6.35%, 5/15/2067	4,895,000	4,886,238
Transmeridian Exploration, Inc., 12.0%, 12/15/2010	440,000	431,200
Whiting Petroleum Corp., 7.0%, 2/1/2014	90,000	87,525
Williams Companies, Inc.:
8.125%, 3/15/2012	1,715,000	1,869,350
8.75%, 3/15/2032	800,000	931,000
Williams Partners LP, 144A, 7.25%, 2/1/2017	230,000	243,225
		26,318,045
Financials 4.7%
Alamosa Delaware, Inc., 11.0%, 7/31/2010	295,000	314,203
Allied World Assurance Holdings Ltd., 7.5%, 8/1/2016	3,000,000	3,238,473
Ashton Woods USA LLC, 9.5%, 10/1/2015	695,000	668,069
Axis Capital Holdings Ltd., 5.75%, 12/1/2014	1,807,000	1,794,877
Buffalo Thunder Development Authority, 144A, 9.375%, 12/15/2014	135,000	138,713
Capital One III, 7.686%, 8/15/2036	3,000,000	3,240,879
CEVA Group PLC:
144A, 8.5%, 12/1/2014 EUR	230,000	325,639
144A, 10.0%, 12/1/2016 EUR	135,000	198,045
CIT Group, Inc.:
5.65%, 2/13/2017	5,000,000	4,930,730
6.1%, 3/15/2067	2,484,000	2,392,996
Citadel Finance Ltd., 144A, 6.25%, 12/15/2011	2,500,000	2,487,790
CNA Financial Corp., 6.5%, 8/15/2016	1,105,000	1,146,098
Conproca SA de CV, Series REG S, 12.0%, 6/16/2010	1,195,000	1,365,287
Doral Financial Corp., 6.188%**, 7/20/2007	185,000	178,638
Duke Realty LP, 5.95%, 2/15/2017	3,750,000	3,846,371
E*TRADE Financial Corp.:
7.375%, 9/15/2013	245,000	255,719
7.875%, 12/1/2015	190,000	204,963
8.0%, 6/15/2011	415,000	436,269
Ford Motor Credit Co.:
7.25%, 10/25/2011	1,835,000	1,797,359
7.375%, 10/28/2009	3,495,000	3,497,705
7.875%, 6/15/2010	880,000	884,675
8.0%, 12/15/2016	125,000	122,247
8.105%**, 1/13/2012	220,000	216,989
GMAC LLC:
4.375%, 12/10/2007	403,000	398,397
6.125%, 8/28/2007	2,975,000	2,971,231
6.875%, 9/15/2011	3,880,000	3,893,041
8.0%, 11/1/2031	1,703,000	1,827,889
Hexion US Finance Corp., 144A, 9.75%, 11/15/2014	180,000	194,400
Idearc, Inc., 144A, 8.0%, 11/15/2016	1,390,000	1,449,075
Inmarsat Finance PLC, Step-up Coupon, 0% to 11/15/2008, 10.375% to 11/15/2012	265,000	251,750
iPayment, Inc., 9.75%, 5/15/2014	255,000	265,519
JPMorgan Chase Capital XV, 5.875%, 3/15/2035	1,784,000	1,731,770
K&F Acquisition, Inc., 7.75%, 11/15/2014	95,000	101,650
KAR Holdings, Inc.:
144A, 8.75%, 5/1/2014	250,000	256,875
144A, 10.0%, 5/1/2015	320,000	331,600
Liberty Mutual Group, 144A, 7.8%, 3/15/2037	3,000,000	3,015,483
Manufacturers & Traders Trust Co., 5.629%, 12/1/2021	3,750,000	3,716,741
Morgan Stanley, Series F, 5.55%, 4/27/2017	5,640,000	5,623,108
New ASAT (Finance) Ltd., 9.25%, 2/1/2011	290,000	249,400
Petroplus Finance Ltd.:
144A, 6.75%, 5/1/2014	220,000	221,100
144A, 7.0%, 5/1/2017	220,000	221,925
Pinnacle Foods Finance LLC:
144A, 9.25%, 4/1/2015	185,000	185,000
144A, 10.625%, 4/1/2017	180,000	180,450
PNC Preferred Funding Trust, 144A, 6.113%, 3/15/2049	3,000,000	2,997,069
Popular North America, Inc., Series E, 3.875%, 10/1/2008	3,000,000	2,938,686
Poster Financial Group, Inc., 8.75%, 12/1/2011	860,000	894,400
R.H. Donnelly Finance Corp., 10.875%, 12/15/2012	985,000	1,066,262
Realogy Corp.:
144A, 10.5%, 4/15/2014	90,000	90,113
144A, 12.375%, 4/15/2015	90,000	90,000
Residential Capital LLC, 6.375%, 6/30/2010	4,870,000	4,883,022
Sally Holdings LLC, 144A, 9.25%, 11/15/2014	455,000	473,200
Simon Property Group LP (REIT), 5.25%, 12/1/2016	2,995,000	2,935,346
Triad Acquisition Corp., Series B, 11.125%, 5/1/2013	365,000	347,662
U.S.I. Holdings Corp.:
144A, 1.0%, 11/15/2014	135,000	135,675
144A, 9.75%, 5/15/2015	180,000	183,600
UCI Holding Co., Inc., 144A, 12.355%**, 12/15/2013 (PIK)	283,028	288,689
Universal City Development, 11.75%, 4/1/2010	1,130,000	1,200,625
Verizon Global Funding Corp., 7.75%, 12/1/2030	440,000	515,116
Washington Mutual Preferred Funding II, 144A, 6.665%, 12/31/2049 (b)	2,100,000	2,093,295
Wimar Opco LLC, 144A, 9.625%, 12/15/2014	645,000	654,675
XL Capital Ltd., Series E, 6.5%, 12/31/2049	4,220,000	4,165,224
Yankee Acquisition Corp.:
144A, 8.5%, 2/15/2015	185,000	189,856
144A, 9.75%, 2/15/2017	70,000	72,100
		86,983,753
Health Care 0.3%
Advanced Medical Optics, Inc., 144A, 7.5%, 5/1/2017	325,000	334,750
HCA, Inc.:
6.5%, 2/15/2016	240,000	209,100
144A, 9.125%, 11/15/2014	360,000	388,800
144A, 9.25%, 11/15/2016 (b)	810,000	882,900
HEALTHSOUTH Corp.:
144A, 10.75%, 6/15/2016	445,000	485,050
144A, 11.354%**, 6/15/2014	85,000	92,438
Iasis Healthcare, 1.0%, 6/15/2014	200,000	199,250
Omnicare, Inc., 6.125%, 6/1/2013	90,000	86,625
PTS Acquisition, 144A, 9.5%, 4/15/2015 (PIK)	185,000	189,162
Sun Healthcare Group, Inc., 144A, 9.125%, 4/15/2015	235,000	244,400
Tenet Healthcare Corp., 9.25%, 2/1/2015	1,140,000	1,140,000
The Cooper Companies, Inc., 144A, 7.125%, 2/15/2015	465,000	474,300
Vanguard Health Holding II, 9.0%, 10/1/2014	140,000	145,075
		4,871,850
Industrials 1.4%
Aleris International, Inc., 144A, 9.0%, 12/15/2014 (PIK)	325,000	344,906
Allied Security Escrow Corp., 11.375%, 7/15/2011	390,000	395,850
Allied Waste North America, Inc., Series B, 9.25%, 9/1/2012	883,000	931,565
American Color Graphics, 10.0%, 6/15/2010	435,000	365,400
American Railcar Industries, Inc., 144A, 7.5%, 3/1/2014	255,000	264,244
ARAMARK Corp.:
144A, 8.5%, 2/1/2015	275,000	287,719
144A, 8.86%**, 2/1/2015	140,000	143,850
Baldor Electric Co., 8.625%, 2/15/2017	230,000	245,525
Belden CDT, Inc., 144A, 7.0%, 3/15/2017	225,000	230,117
Bombardier, Inc.:
144A, 6.3%, 5/1/2014	210,000	202,650
144A, 6.75%, 5/1/2012	100,000	100,500
144A, 8.0%, 11/15/2014	125,000	131,250
Browning-Ferris Industries, 7.4%, 9/15/2035	750,000	721,875
Building Materials Corp. of America, 7.75%, 8/1/2014	135,000	133,650
Cenveo Corp., 7.875%, 12/1/2013	580,000	581,450
Clarke American Corp., 144A, 9.5%, 5/15/2015	225,000	226,969
Collins & Aikman Floor Cover, Series B, 9.75%, 2/15/2010	820,000	834,350
Congoleum Corp., 8.625%, 8/1/2008*	572,000	523,380
DRS Technologies, Inc.:
6.625%, 2/1/2016	120,000	121,200
7.625%, 2/1/2018	660,000	691,350
Education Management LLC, 8.75%, 6/1/2014	220,000	232,650
Esco Corp.:
144A, 8.625%, 12/15/2013	460,000	485,300
144A, 9.23%**, 12/15/2013	250,000	258,750
Great Lakes Dredge & Dock Co., 7.75%, 12/15/2013	90,000	88,875
Iron Mountain, Inc., 8.75%, 7/15/2018	175,000	189,875
K. Hovnanian Enterprises, Inc.:
6.25%, 1/15/2016	810,000	726,975
8.875%, 4/1/2012 (b)	885,000	867,300
Kansas City Southern:
7.5%, 6/15/2009	165,000	168,713
9.5%, 10/1/2008	1,575,000	1,647,844
Kansas City Southern de Mexico SA de CV:
144A, 7.625%, 12/1/2013	610,000	620,675
9.375%, 5/1/2012	560,000	604,800
12.5%, 6/15/2012	512,000	546,816
Millennium America, Inc., 9.25%, 6/15/2008	350,000	362,250
Mobile Services Group, Inc., 144A, 9.75%, 8/1/2014	415,000	450,275
Navios Maritime Holdings, 144A, 9.5%, 12/15/2014	365,000	384,162
Owens Corning, Inc., 144A, 7.0%, 12/1/2036	2,203,000	2,208,241
Panolam Industries International, Inc., 144A, 10.75%, 10/1/2013	135,000	144,450
R. R. Donnelley & Sons Co., 6.125%, 1/15/2017	1,769,000	1,761,756
Rail America, Inc., 7.6%, 10/2/2008	350,000	351,095
Rainbow National Services LLC, 144A, 10.375%, 9/1/2014	80,000	90,100
RBS Global & Rexnord Corp., 9.5%, 8/1/2014	135,000	144,450
Riverdeep Bank, 11.55%, 12/15/2007	505,000	506,262
Seitel, Inc., 144A, 9.75%, 2/15/2014	465,000	473,137
Ship Finance International Ltd., 8.5%, 12/15/2013	220,000	226,600
Steel Dynamics, Inc., 144A, 6.75%, 4/1/2015	185,000	185,463
The Manitowoc Co., Inc., 7.125%, 11/1/2013	135,000	138,375
Titan International, Inc., 144A, 8.0%, 1/15/2012	695,000	719,325
TransDigm, Inc., 144A, 7.75%, 7/15/2014	140,000	145,250
Tyco International Group SA, 6.375%, 10/15/2011	1,500,000	1,585,000
United Rentals North America, Inc., 7.0%, 2/15/2014	460,000	469,200
Vangent, Inc., 144A, 9.625%, 2/15/2015	185,000	187,964
Xerox Capital Trust I, 8.0%, 2/1/2027	195,000	198,900
		24,648,628
Information Technology 0.4%
Alion Science & Technology Corp., 144A, 10.25%, 2/1/2015	185,000	194,713
Compagnie Generale de Geophysique-Veritas:
7.5%, 5/15/2015	90,000	94,500
7.75%, 5/15/2017	230,000	243,225
Freescale Semiconductor, Inc., 144A, 8.875%, 12/15/2014	225,000	225,281
L-3 Communications Corp.:
5.875%, 1/15/2015	1,005,000	978,619
Series B, 6.375%, 10/15/2015	345,000	343,275
Lucent Technologies, Inc., 6.45%, 3/15/2029	1,465,000	1,333,150
Sanmina-SCI Corp., 8.125%, 3/1/2016 (b)	455,000	445,331
Seagate Technology HDD Holdings, 6.8%, 10/1/2016	425,000	421,281
SunGard Data Systems, Inc., 10.25%, 8/15/2015 (b)	835,000	918,500
UGS Corp., 10.0%, 6/1/2012	765,000	833,850
Unisys Corp., 7.875%, 4/1/2008	1,360,000	1,366,800
		7,398,525
Materials 1.2%
Appleton Papers, Inc., 8.125%, 6/15/2011	130,000	135,038
ARCO Chemical Co., 9.8%, 2/1/2020	2,230,000	2,620,250
Associated Materials, Inc., Step-up Coupon, 0% to 3/1/2009, 11.25% to 3/1/2014	470,000	352,500
Cascades, Inc., 7.25%, 2/15/2013	676,000	686,140
Chemtura Corp., 6.875%, 6/1/2016	430,000	423,550
CPG International I, Inc.:
10.5%, 7/1/2013	630,000	661,500
12.117%**, 7/1/2012	140,000	144,550
Equistar Chemical Funding, 10.625%, 5/1/2011	535,000	564,425
Exopack Holding Corp., 11.25%, 2/1/2014	755,000	817,287
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/2017	360,000	393,750
GEO Specialty Chemicals, Inc., 144A, 13.36%**, 12/31/2009 (g)	1,462,000	1,206,150
Georgia-Pacific Corp., 144A, 7.125%, 1/15/2017	160,000	160,800
Gibraltar Industries, Inc., Series B, 8.0%, 12/1/2015	230,000	231,725
Hexcel Corp., 6.75%, 2/1/2015	955,000	957,387
Huntsman LLC, 11.625%, 10/15/2010	1,160,000	1,249,900
Ineos Group Holdings PLC, 144A, 7.875%, 2/15/2016 EUR	180,000	232,127
International Coal Group, Inc., 10.25%, 7/15/2014	300,000	306,375
Koppers Holdings, Inc., Step-up Coupon, 0% to 11/15/2009, 9.875% to 11/15/2014	630,000	535,500
Lyondell Chemical Co., 10.5%, 6/1/2013	155,000	169,919
MacDermid, Inc., 144A, 9.5%, 4/15/2017	230,000	238,625
Massey Energy Co.:
6.625%, 11/15/2010	545,000	551,131
6.875%, 12/15/2013	520,000	501,800
Metals USA Holding Corp., 144A, 11.356%, 1/15/2012 (PIK)	275,000	272,250
Momentive Performance Materials, Inc.:
144A, 9.75%, 12/1/2014	370,000	391,275
144A, 11.5%, 12/1/2016	135,000	143,944
Mueller Holdings, Inc., Step-up Coupon, 0% to 4/15/2009, 14.75% to 4/15/2014	1,169,000	1,093,015
Neenah Foundry Co., 9.5%, 1/1/2017	230,000	233,450
NewMarket Corp., 144A, 7.125%, 12/15/2016	550,000	550,000
Novelis, Inc., 7.25%, 2/15/2015	895,000	943,106
OI European Group BV, 144A, 6.875%, 3/31/2017 EUR	275,000	388,413
Omnova Solutions, Inc., 11.25%, 6/1/2010	1,225,000	1,296,969
Oxford Automotive, Inc., 144A, 12.0%, 10/15/2010*	824,374	12,366
Pliant Corp., 11.625%, 6/15/2009 (PIK)	10	11
Radnor Holdings Corp., 11.0%, 3/15/2010*	120,000	450
Rhodia SA:
144A, 6.718%**, 10/15/2013, EUR	270,000	377,704
8.875%, 6/1/2011	295,000	308,275
Rockwood Specialties Group, Inc., 10.625%, 5/15/2011	177,000	186,735
Smurfit-Stone Container Enterprises, Inc., 144A, 8.0%, 3/15/2017	450,000	447,750
Tembec Industries, Inc., 8.625%, 6/30/2009	210,000	133,350
Terra Capital, Inc., 144A, 7.0%, 2/1/2017	705,000	690,900
The Mosaic Co., 144A, 7.375%, 12/1/2014	420,000	436,800
TriMas Corp., 9.875%, 6/15/2012	615,000	638,062
United States Steel Corp., 9.75%, 5/15/2010	449,000	471,450
Witco Corp., 6.875%, 2/1/2026	180,000	156,600
Wolverine Tube, Inc., 10.5%, 4/1/2009	400,000	405,500
		22,718,804
Telecommunication Services 1.2%
American Cellular Corp., Series B, 10.0%, 8/1/2011	57,000	60,206
AT&T, Inc., 6.15%, 9/15/2034	1,500,000	1,506,997
BCM Ireland Preferred, 144A, 10.814%**, 2/15/2017 (PIK) EUR	230,000	323,285
Cell C Property Ltd., 144A, 11.0%, 7/1/2015	865,000	893,112
Centennial Communications Corp.:
10.0%, 1/1/2013	550,000	595,375
10.125%, 6/15/2013	180,000	194,400
CenturyTel, Inc., 6.0%, 4/1/2017	1,157,000	1,155,216
Cincinnati Bell, Inc.:
7.25%, 7/15/2013 (b)	940,000	977,600
8.375%, 1/15/2014	590,000	604,012
Citizens Communications Co., 144A, 6.625%, 3/15/2015	325,000	324,594
Digicel Group Ltd.:
144A, 8.875%, 1/15/2015	100,000	98,125
144A, 9.125%, 1/15/2015 (PIK)	115,000	111,550
Dobson Cellular Systems, 9.875%, 11/1/2012	345,000	376,913
Dobson Communications Corp., 8.875%, 10/1/2013 (b)	330,000	340,313
Embratel, Series B, 11.0%, 12/15/2008	100,000	107,875
Grupo Iusacell SA de CV, Series B, 10.0%, 7/15/2004*	50,000	50,500
Hellas Telecommunications Luxembourg V, 144A, 7.468%**, 10/15/2012 EUR	100,000	139,365
Insight Midwest LP, 9.75%, 10/1/2009	75,000	76,219
Intelsat Bermuda Ltd.:
8.872%**, 1/15/2015	45,000	46,013
9.25%, 6/15/2016	140,000	154,000
11.25%, 6/15/2016	435,000	496,444
Intelsat Corp., 9.0%, 6/15/2016	165,000	180,881
Intelsat Ltd., 5.25%, 11/1/2008	440,000	431,750
Intelsat Subsidiary Holding Co., Ltd., 8.25%, 1/15/2013	465,000	483,600
iPCS, Inc., 144A, 7.48%**, 5/1/2013	105,000	105,525
MasTec, Inc., 144A, 7.625%, 2/1/2017	325,000	328,250
MetroPCS Wireless, Inc., 144A, 9.25%, 11/1/2014	340,000	362,950
Millicom International Cellular SA, 10.0%, 12/1/2013	375,000	411,563
Mobifon Holdings BV, 12.5%, 7/31/2010	988,000	1,065,805
Nextel Communications, Inc., Series D, 7.375%, 8/1/2015	1,335,000	1,381,024
Nortel Networks Ltd.:
144A, 9.606%**, 7/15/2011	425,000	454,750
144A, 10.125%, 7/15/2013 (b)	395,000	435,487
144A, 10.75%, 7/15/2016	320,000	360,000
Orascom Telecom Finance, 144A, 7.875%, 2/8/2014	175,000	172,813
Qwest Corp., 7.25%, 9/15/2025	680,000	703,800
Rural Cellular Corp., 9.875%, 2/1/2010	410,000	433,575
Stratos Global Corp., 9.875%, 2/15/2013	180,000	194,850
SunCom Wireless Holdings, Inc., 8.5%, 6/1/2013	490,000	511,437
Telecom Italia Capital, 4.95%, 9/30/2014	1,430,000	1,362,525
US Unwired, Inc., Series B, 10.0%, 6/15/2012	515,000	561,676
Verizon New Jersey, Inc., Series A, 5.875%, 1/17/2012	2,585,000	2,638,838
Virgin Media Finance PLC, 8.75%, 4/15/2014	795,000	834,750
Windstream Corp., 8.625%, 8/1/2016	20,000	21,950
		22,069,913
Utilities 2.0%
AES Corp., 144A, 8.75%, 5/15/2013	2,320,000	2,473,700
Allegheny Energy Supply Co. LLC, 144A, 8.25%, 4/15/2012	1,740,000	1,887,900
American Electric Power Co., Inc., Series C, 5.375%, 3/15/2010	3,000,000	3,022,821
CenterPoint Energy, Inc., 5.95%, 2/1/2017	4,510,000	4,552,660
CMS Energy Corp., 8.5%, 4/15/2011	1,575,000	1,718,719
Consumers Energy Co., Series F, 4.0%, 5/15/2010	1,820,000	1,755,259
Dominion Resources, Inc.:
Series A, 5.6%, 11/15/2016	2,305,000	2,310,006
Series E, 7.195%, 9/15/2014	2,000,000	2,207,980
DPL, Inc., 6.875%, 9/1/2011	1,500,000	1,589,203
Mirant Americas Generation LLC, 8.3%, 5/1/2011	170,000	179,775
Mirant North America LLC, 7.375%, 12/31/2013	170,000	179,775
Mission Energy Holding Co., 13.5%, 7/15/2008	1,355,000	1,480,338
NRG Energy, Inc.:
7.25%, 2/1/2014	745,000	771,075
7.375%, 2/1/2016	1,525,000	1,584,094
Pacific Gas & Electric Co., 5.8%, 3/1/2037	3,035,000	2,990,674
PPL Capital Funding, Inc., Series A, 6.7%, 3/30/2067	5,250,000	5,253,328
PSE&G Energy Holdings LLC, 10.0%, 10/1/2009	1,640,000	1,787,600
Regency Energy Partners LP, 144A, 8.375%, 12/15/2013	480,000	494,400
Sierra Pacific Resources:
6.75%, 8/15/2017	525,000	538,621
8.625%, 3/15/2014	96,000	103,354
		36,881,282
Total Corporate Bonds (Cost $289,707,956)		294,234,811
Asset Backed 0.9%
Automobile Receivables 0.3%
Capital Auto Receivables Asset Trust, "B", Series 2006-1, 5.26%, 10/15/2010	1,643,000	1,644,844
Hertz Vehicle Financing LLC, "A6", Series 2005-2A, 144A, 5.08%, 11/25/2011	4,005,000	3,998,960
		5,643,804
Home Equity Loans 0.6%
Countrywide Asset-Backed Certificates, "1AF2", Series 2005-17, 5.363%, 5/25/2036	2,066,000	2,057,558
Credit-Based Asset Servicing and Securitization, "AF2", Series 2006-CB2, 5.501%, 12/25/2036	4,839,000	4,824,772
DB Master Finance LLC, "A2", Series 2006-1, 144A, 5.779%, 6/20/2031	3,797,000	3,864,894
		10,747,224
Total Asset Backed (Cost $16,348,870)		16,391,028
	Shares	Value ($)

Warrants 0.0%
Information Technology 0.0%
MicroStrategy, Inc., Expiration 6/24/2007*	106	5
Materials 0.0%
Dayton Superior Corp., 144A, Expiration 6/15/2009*	15	0
Total Warrants (Cost $0)		5

Preferred Stocks 0.1%
Financials
Farm Credit Bank of Texas, Series 1, 7.561% (Cost $961,003)	889,000	981,625

Convertible Preferred Stocks 0.0%
ION Media Networks, Inc. 144A, 9.75%, (PIK) (Cost $173,575)	25	116,250
	Principal Amount ($)(a)	Value ($)

Mortgage Backed Securities Pass-Throughs 4.3%
Federal Home Loan Bank, 6.0%, 11/1/2021	1,567,604	1,585,791
Federal Home Loan Mortgage Corp.:
5.729%**, 4/1/2037	11,000,000	11,059,400
5.787%**, 10/1/2036	6,955,264	7,001,809
5.887%**, 9/1/2036	7,239,425	7,283,101
5.893%**, 11/1/2036	7,192,454	7,245,239
Federal National Mortgage Association:
4.5%, 11/1/2028	2,738,989	2,579,999
5.971%**, 12/1/2036	18,961,656	19,202,602
6.0%, 10/1/2034 (f)	21,500,000	21,652,852
6.5%, with various maturities from 4/1/2017 until 6/1/2017	1,059,723	1,085,388
8.0%, 9/1/2015	784,620	827,887
Total Mortgage Backed Securities Pass-Throughs (Cost $79,588,049)		79,524,068

Commercial and Non-Agency Mortgage-Backed Securities 8.8%
Adjustable Rate Mortgage Trust, "3A31", Series 2005-10, 5.42%**, 1/25/2036	3,015,000	3,007,274
Banc of America Mortgage Securities, "2A6", Series 2004-G, 4.657%**, 8/25/2034	6,600,000	6,541,943
Bear Stearns Commercial Mortgage Securities, "A3", Series 2006-T24, 5.531%, 10/12/2041	5,200,000	5,265,590
Citicorp Mortgage Securities, Inc., "2A1", Series 2006-5, 5.5%, 10/25/2021	20,984,358	20,956,524
Citigroup Commercial Mortgage Trust, "A5", Series 2004-C2, 4.733%, 10/15/2041	6,000,000	5,797,961
Citigroup Mortgage Loan Trust, Inc., "1CB2", Series 2004-NCM2, 6.75%, 8/25/2034	912,402	931,363
Countrywide Alternative Loan Trust:
"A1", Series 2004-1T1, 5.0%, 2/25/2034	2,078,236	2,052,613
"1A5", Series 2003-J1, 5.25%, 10/25/2033	1,717,919	1,706,407
"4A3", Series 2005-43, 5.728%**, 10/25/2035	3,900,939	3,891,183
"1A4", Series 2006-43CB, 6.0%, 2/25/2037	4,114,779	4,149,096
"3A5", Series 2005-28CB, 6.0%, 8/25/2035	4,911,750	4,952,832
"A1", Series 2004-35T2, 6.0%, 2/25/2035	1,831,035	1,831,170
CS First Boston Mortgage Securities Corp., "A3", Series 2005-C5, 5.1%, 8/15/2038	6,000,000	5,953,959
DLJ Mortgage Acceptance Corp., "A1B", Series 1997-CF2, 144A, 6.82%, 10/15/2030	110,268	110,066
GMAC Commercial Mortgage Securities, Inc., "A3", Series 1997-C1, 6.869%, 7/15/2029	281,737	281,448
Greenwich Capital Commercial Funding Corp., "A4", Series 2005-GG3, 4.799%, 8/10/2042	6,000,000	5,814,575
GS Mortgage Securities Corp. II:
"AAB", Series 2006-GG8, 5.535%, 11/10/2039	5,300,000	5,368,873
"A4", Series 2006-GG6, 5.553%, 4/10/2038	5,400,000	5,471,013
GSR Mortgage Loan Trust:
"4A5", Series 2005-AR6, 4.552%**, 9/25/2035	3,110,000	3,046,350
"2A1", Series 2006-5F, 6.0%, 6/25/2036	5,220,384	5,263,459
JPMorgan Alternative Loan Trust, "2A4", Series 2006-S1, 5.5%, 2/25/2021	8,042,768	8,043,249
JPMorgan Chase Commercial Mortgage Securities Corp.:
"A4", Series 2005-LDP2, 4.738%, 7/15/2042	6,000,000	5,767,620
"A6", Series 2004-CBX, 4.899%, 1/12/2037	3,000,000	2,927,965
LB-UBS Commercial Mortgage Trust, "A2", Series 2006-C7, 5.3%, 11/15/2038	2,550,000	2,559,187
Master Alternative Loans Trust, "5A1", Series 2005-1, 5.5%, 1/25/2020	3,952,471	3,951,934
Merrill Lynch/Countrywide Commercial Mortgage Trust, "A2", Series 2006-4, 5.112%, 12/12/2049	2,342,000	2,331,023
NYC Mortgage Loan Trust, "A3", Series 1996, 144A, 6.75%, 9/25/2019	1,163,964	1,163,964
Structured Adjustable Rate Mortgage Loan Trust:
"6A3", Series 2005-21, 5.4%, 11/25/2035	2,725,000	2,705,951
"5A1", Series 2005-18, 5.539%**, 9/25/2035	2,158,469	2,163,241
Structured Asset Securities Corp., "4A1", Series 2005-6, 5.0%, 5/25/2035	2,309,540	2,214,994
Wachovia Bank Commercial Mortgage Trust, "APB", Series 2006-C23, 5.446%, 1/15/2045	5,900,000	5,941,192
Washington Mutual Mortgage Pass-Through Certificates Trust:
"A6", Series 2003-AR10, 4.06%**, 10/25/2033	5,235,000	5,157,289
"1A6", Series 2005-AR12, 4.837%**, 10/25/2035	5,590,000	5,544,610
"1A3", Series 2005-AR16, 5.112%**, 12/25/2035	3,005,000	2,988,259
Wells Fargo Mortgage Backed Securities Trust:
"4A2", Series 2005-AR16, 4.991%**, 10/25/2035	4,510,000	4,479,347
"A3", Series 2006-1, 5.0%, 3/25/2021	4,786,941	4,689,706
"1A1", Series 2006-AR12, 6.03%**, 9/25/2036	7,147,392	7,253,544
Total Commercial and Non-Agency Mortgage-Backed Securities (Cost $162,258,034)		162,276,774

Collateralized Mortgage Obligations 1.0%
Fannie Mae Whole Loan, "1A1", Series 2004-W15, 6.0%, 8/25/2044	1,724,126	1,744,618
Federal Home Loan Mortgage Corp.:
"DE", Series 3027, 5.0%, 9/15/2025	7,500,000	7,131,700
"NE", Series 2921, 5.0%, 9/15/2033	3,650,000	3,537,022
"PE", Series 2864, 5.0%, 6/15/2033	3,650,000	3,549,227
"YA", Series 2841, 5.5%, 7/15/2027	2,164,667	2,177,049
Federal National Mortgage Association, "HM", Series 2002-36, 6.5%, 12/25/2029	6,154	6,146
Total Collateralized Mortgage Obligations (Cost $18,210,961)		18,145,762

Loan Participation 0.0%
Energy 0.0%
Longview Power LLC:
Letter of Credit, 7.61%**, 4/1/2014	15,000	15,108
Term Loan B, 7.625%**, 4/1/2014	45,000	45,323
		60,431
Financials 0.0%
Alliance Mortgage Cycle Loan, LIBOR plus 7.25%, 12.57%**, 6/4/2010	233,333	186,667
Total Loan Participation (Cost $293,333)		247,098
	Units	Value ($)

Other Investments 0.1%
Hercules, Inc., (Bond Unit), 6.5%, 6/30/2029	506,000	447,810
IdleAire Technologies Corp. (Bond Unit), 144A, Step-up Coupon, 0% to 6/15/2008, 13.0% to 12/15/2012	800,000	528,000
Total Other Investments (Cost $1,005,695)		975,810
	Principal Amount ($)(a)	Value ($)

Government & Agency Obligations 4.7%
Government National Mortgage Association 0.0%
Government National Mortgage Association, 6.5%, 8/20/2034	461,105	474,289
Sovereign Bonds 0.1%
Federative Republic of Brazil, 8.875%, 10/14/2019	285,000	361,950
Republic of Argentina:
5.475%**, 8/3/2012 (PIK)	431,250	412,124
7.82%, 12/31/2033 (PIK) EUR	338,545	464,767
		1,238,841
US Treasury Obligations 4.6%
US Treasury Bill, 4.845%***,7/19/2007 (c)	2,735,000	2,706,323
US Treasury Bond, 4.5%, 2/15/2036 (b)	12,607,000	11,954,979
US Treasury Notes:
4.5%, 3/31/2009 (b)	18,750,000	18,707,513
4.5%, 3/31/2012 (b)	4,600,000	4,596,228
4.625%, 12/31/2011 (b)	5,000,000	5,021,290
4.625%, 2/29/2012 (b)	20,000,000	20,090,620
4.625%, 11/15/2016 (b)	4,230,000	4,227,356
4.625%, 2/15/2017 (b)	17,176,000	17,167,945
		84,472,254
Total Government & Agency Obligations (Cost $86,182,198)		86,185,384
	Shares	Value ($)

Exchange Traded Funds 0.2%
iShares Russell 1000 Growth Index Fund (Cost $3,803,898)	65,800	3,831,534

Securities Lending Collateral 5.2%
Daily Assets Fund Institutional, 5.33% (d) (e) (Cost $96,451,964)	96,451,964	96,451,964

Cash Equivalents 4.9%
Cash Management QP Trust, 5.31% (d) (Cost $90,960,771)	90,960,771	90,960,771
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,680,015,457)+	105.9	1,950,753,552
Other Assets and Liabilities, Net	(5.9)	(108,997,348)
Net Assets	100.0	1,841,756,204
* Non-income producing security. In the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or the interest or has filed for bankruptcy. The following table represents bonds that are in default:
Securities	Coupon	Maturity Date	Principal Amount($)(a)	Acquisition Cost ($)	Value ($)
Congoleum Corp.	8.625%	8/1/2008	572,000	573,205	523,380
Grupo Iusacell SA de CV	10.0%	7/15/2004	50,000	41,500	50,500
Oxford Automotive, Inc.	12.0%	10/15/2010	824,374	73,080	12,366
Radnor Holdings Corp.	11.0%	3/15/2010	120,000	85,083	450
				772,868	586,696
** Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of April 30, 2007.
*** Annualized yield at time of purchase; not a coupon rate.
+ The cost for federal income tax purposes was $1,694,465,435. At April 30, 2007, net unrealized appreciation for all securities based on tax cost was $256,288,117. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $284,922,154 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $28,634,037.
(a) Principal amount stated in US dollars unless otherwise noted.
(b) All or a portion of these securities were on loan (see Notes to Financial Statements). The value of all securities loaned at April 30, 2007, amounted to $94,927,257 which is 5.2% of net assets.
(c) At April 30, 2007, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(d) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e) Represents collateral held in connection with securities lending.
(f) Mortgage dollar rolls included.
(g) Security has a deferred interest payment of $45,484 from March 31, 2006.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

LIBOR: Represents the London InterBank Offered Rate.

PIK: Denotes that all or a portion of the income is paid in-kind.

REIT: Real Estate Investment Trust.

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in the investment portfolio.

At April 30, 2007, open futures contracts purchased were as follows:

Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
10 Year Canadian Government Bond	6/20/2007	15	1,544,024	1,527,570	(16,454)
10 Year Federal Republic of Germany Bond	6/7/2007	111	17,476,377	17,290,994	(185,383)
10 Year Japanese Government Bond	6/11/2007	15	16,856,443	16,867,389	10,946
10 Year US Treasury Note	6/20/2007	82	8,838,022	8,882,906	44,884
Russell 2000 Index	6/14/2007	20	8,172,290	8,189,000	16,710
S&P 500 Index	6/14/2007	37	13,613,983	13,767,700	153,717
Total net unrealized appreciation					24,420

At April 30, 2007, open futures contracts sold were as follows:

Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
10 Year Australian Bond	6/15/2007	120	10,191,733	10,059,815	131,918
2 Year Federal Republic of Germany Bond	6/7/2007	124	17,504,355	17,452,991	51,364
2 Year US Treasury Note	6/29/2007	83	16,963,076	16,991,656	(28,580)
United Kingdom Treasury Bond	6/27/2007	80	17,315,664	17,144,628	171,036
Total net unrealized appreciation					325,738

At April 30, 2007, open credit default swap contract sold was as follows:

Effective/ Expiration Date	Notional Amount ($)	Cash Flows Received by the Fund	Underlying Debt Obligation	Unrealized Depreciation ($)
3/23/2007 6/20/2012	7,500,000+	Fixed — 0.750%	DJ CDX IG High Volume	(18,888)
Counterparty: + JPMorgan Chase

As of April 30, 2007, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)
JPY	1,742,870,000	USD	15,156,577	6/20/2007	472,403
SGD	489,000	USD	323,423	6/20/2007	349
USD	292,683	CHF	354,000	6/20/2007	1,702
USD	843,272	EUR	636,000	6/20/2007	26,362
USD	996,944	SEK	6,949,000	6/20/2007	43,045
USD	8,639,394	SGD	13,180,000	6/20/2007	68,419
USD	1,162,834	NZD	1,700,000	6/20/2007	92,071
USD	4,133,259	NOK	25,389,000	6/20/2007	140,290
USD	3,179,263	AUD	4,037,000	6/20/2007	169,200
USD	11,661,670	GBP	6,040,000	6/20/2007	412,794
Total unrealized appreciation					1,426,635
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)
JPY	3,000,000	USD	25,071	5/1/2007	(40)
EUR	2,402,110	USD	3,207,855	5/11/2007	(71,732)
CAD	1,646,000	USD	1,408,103	6/20/2007	(77,184)
CHF	11,719,000	USD	9,688,046	6/20/2007	(57,430)
EUR	23,000	USD	30,837	6/20/2007	(611)
GBP	185,000	USD	365,580	6/20/2007	(4,250)
NOK	2,575,000	USD	421,951	6/20/2007	(11,480)
NZD	750,000	USD	538,373	6/20/2007	(15,262)
SEK	25,066,000	USD	3,571,088	6/20/2007	(180,297)
USD	2,269,819	JPY	266,706,000	6/20/2007	(22,745)
Total unrealized depreciation					(441,031)
Currency Abbreviations
AUD Australian Dollar
CAD Canadian Dollar
CHF Swiss Franc
EUR Euro
GBP British Pound
JPY Japanese Yen
NOK Norwegian Krone
NZD New Zealand Dollar
SEK Swedish Krona
SGD Singapore Dollar
USD United States Dollar

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of April 30, 2007 (Unaudited)
Assets
Investments: Investments in securities, at value (cost $1,492,602,722) — including $94,927,257 of securities loaned	$ 1,763,340,817
Investment in Daily Assets Fund Institutional (cost $96,451,964)*	96,451,964
Investment in Cash Management QP Trust (cost $90,960,771)	90,960,771
Total investments in securities, at value (cost $1,680,015,457)	1,950,753,552
Cash	40,000
Foreign currency, at value (cost $1,167,159)	1,175,666
Receivable for investments sold	36,135,984
Dividends receivable	909,801
Interest receivable	8,142,132
Receivable for Fund shares sold	294,567
Unrealized appreciation on forward foreign currency exchange contracts	1,426,635
Other assets	70,404
Total assets	1,998,948,741
Liabilities
Payable upon return of securities loaned	96,451,964
Payable for investments purchased	10,492,305
Payable for investments purchased — mortgage dollar rolls	43,341,313
Payable for Fund shares redeemed	3,307,428
Payable for variation margin on open futures contracts	227,416
Unrealized depreciation on forward foreign currency exchange contracts	441,031
Unrealized depreciation on credit default swap contract	18,888
Accrued management fee	699,092
Other accrued expenses and payables	2,213,100
Total liabilities	157,192,537
Net assets, at value	$ 1,841,756,204
* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of April 30, 2007 (Unaudited) (continued)
Net Assets
Net assets consist of: Undistributed net investment income	6,791,824
Net unrealized appreciation (depreciation) on: Investments	270,738,095
Futures	350,158
Credit default swap	(18,888)
Foreign currency related transactions	995,726
Accumulated net realized gain (loss)	(58,572,121)
Paid-in capital	1,621,471,410
Net assets, at value	$ 1,841,756,204
Net Asset Value
Class A Net Asset Value and redemption price(a) per share ($1,342,959,138 ÷ 133,380,582 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 10.07
Maximum offering price per share (100 ÷ 94.25 of $10.07)	$ 10.68

Class B

Net Asset Value, offering and redemption price(a) (subject to contingent deferred sales charge) per share ($63,164,678 ÷ 6,241,383 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)
$ 10.12

Class C

Net Asset Value, offering and redemption price(a) (subject to contingent deferred sales charge) per share ($31,797,110 ÷ 3,165,249 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)
$ 10.05
Class S Net Asset Value, offering and redemption price(a) per share ($403,410,217 ÷ 40,056,685 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 10.07
Institutional Class Net Asset Value, offering and redemption price(a) per share ($425,061 ÷ 42,150 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 10.08
(a) Redemption price per share for shares held less than 15 days is equal to net asset value less a 2% redemption fee.

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended April 30, 2007 (Unaudited)
Investment Income
Income: Dividends (net of foreign taxes withheld of $20,507)	$ 20,686,683
Interest (net of foreign taxes withheld of $20,932)	10,546,220
Interest — Cash Management QP Trust	2,090,505
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	104,515
Total Income	33,427,923
Expenses: Management fee	4,300,019
Services to shareholders	1,991,819
Distribution service fees	2,123,050
Custodian fees	36,199
Auditing	30,045
Legal	27,689
Reports to shareholders	142,924
Registration fees	43,373
Trustees' fees and expenses	32,064
Other	76,635
Total expenses before expense reductions	8,803,817
Expense reductions	(441,791)
Total expenses after expense reductions	8,362,026
Net investment income (loss)	25,065,897
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from: Investments	86,049,164
Futures	964,211
Credit default swaps	92,089
Foreign currency related transactions	156,382
87,261,846
Net unrealized appreciation (depreciation) during the period on: Investments	(11,189,430)
Futures	261,536
Credit default swaps	(60,087)
Foreign currency related transactions	1,078,199
(9,909,782)
Net gain (loss) on investment transactions	77,352,064
Net increase (decrease) in net assets resulting from operations	$ 102,417,961

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended April 30, 2007 (Unaudited)	Year Ended October 31, 2006
Operations: Net investment income (loss)	$ 25,065,897	$ 50,608,941
Net realized gain (loss) on investment transactions	87,261,846	85,201,349
Net unrealized appreciation (depreciation) during the period on investment transactions	(9,909,782)	60,267,337
Net increase (decrease) in net assets resulting from operations	102,417,961	196,077,627
Distributions to shareholders from: Net investment income: Class A	(24,428,654)	(32,216,498)
Class B	(1,171,424)	(1,662,183)
Class C	(448,288)	(525,389)
Class R	—	(26,565)
Class AARP	—	(5,561,392)
Class S	(7,756,986)	(5,181,344)
Institutional Class	(8,498)	(10,888)
Fund share transactions: Proceeds from shares sold	45,158,096	98,687,140
Reinvestment of distributions	31,439,405	41,986,061
Cost of shares redeemed	(193,859,201)	(463,148,805)
Redemption fees	7,691	6,059
Net increase (decrease) in net assets from Fund share transactions	(117,254,009)	(322,469,545)
Increase (decrease) in net assets	(48,649,898)	(171,576,177)
Net assets at beginning of period	1,890,406,102	2,061,982,279
Net assets at end of period (including undistributed net investment income of $6,791,824 and $15,539,777, respectively)	$ 1,841,756,204	$ 1,890,406,102

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A Years Ended October 31,	2007[a]	2006	2005	2004	2003	2002
Selected Per Share Data
Net asset value, beginning of period	$ 9.70	$ 8.99	$ 8.68	$ 8.44	$ 7.62	$ 8.80
Income (loss) from investment operations: Net investment income[b]	.13	.23[e]	.21	.13	.13	.17
Net realized and unrealized gain (loss) on investment transactions	.42	.69	.31	.26	.83	(1.15)
Total from investment operations	.55	.92	.52	.39	.96	(.98)
Less distributions from: Net investment income	(.18)	(.21)	(.21)	(.15)	(.14)	(.20)
Redemption fees	.00***	.00***	.00***	—	—	—
Net asset value, end of period	$ 10.07	$ 9.70	$ 8.99	$ 8.68	$ 8.44	$ 7.62
Total Return (%)[c]	5.70d**	10.40[d,e]	5.97[d]	4.59	12.69	(11.32)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1,343	1,367	1,459	1,620	1,764	1,774
Ratio of expenses before expense reductions (%)	.94*	.97	.98	1.03	1.06	1.00
Ratio of expenses after expense reductions (%)	.93*	.92	.96	1.03	1.06	1.00
Ratio of net investment income (%)	2.70*	2.56[e]	2.40	1.55	1.64	2.01
Portfolio turnover rate (%)	172f*	98[f]	158[f]	81[f]	108	130
[a] For the six months ended April 30, 2007 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] Total return does not reflect the effect of any sales charges.
[d] Total return would have been lower had certain expenses not been reduced.
[e] Includes non-recurring income from the Advisor recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with sales of DWS Scudder Funds (see Note G). The non-recurring income resulted in an increase in net investment income of $0.007 per share and an increase in the ratio of net investment income of 0.07%. Excluding this non-recurring income, total return would have been 0.07% lower.
[f] The portfolio turnover rates excluding mortgage dollar roll transactions were 160%, 96%, 156% and 74% for the periods ended April 30, 2007, October 31, 2006, 2005 and 2004, respectively.
* Annualized
** Not annualized
*** Amount is less than $.005.

Class B Years Ended October 31,	2007[a]	2006	2005	2004	2003	2002
Selected Per Share Data
Net asset value, beginning of period	$ 9.75	$ 9.01	$ 8.69	$ 8.44	$ 7.62	$ 8.79
Income (loss) from investment operations: Net investment income[b]	.12	.21[e]	.16	.06	.06	.09
Net realized and unrealized gain (loss) on investment transactions	.42	.70	.30	.25	.82	(1.14)
Total from investment operations	.54	.91	.46	.31	.88	(1.05)
Less distributions from: Net investment income	(.17)	(.17)	(.14)	(.06)	(.06)	(.12)
Redemption fees	.00***	.00***	.00***	—	—	—
Net asset value, end of period	$ 10.12	$ 9.75	$ 9.01	$ 8.69	$ 8.44	$ 7.62
Total Return (%)[c]	5.55d**	10.18[d,e]	5.30[d]	3.71[d]	11.67	(12.09)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	63	77	114	178	248	298
Ratio of expenses before expense reductions (%)	2.00*	1.99	1.94	1.94	1.97	1.89
Ratio of expenses after expense reductions (%)	1.13*	1.16	1.54	1.93	1.97	1.89
Ratio of net investment income (%)	2.49*	2.32[e]	1.82	.65	.73	1.11
Portfolio turnover rate (%)	172f*	98[f]	158[f]	81[f]	108	130
[a] For the six months ended April 30, 2007 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] Total return does not reflect the effect of any sales charges.
[d] Total return would have been lower had certain expenses not been reduced.
[e] Includes non-recurring income from the Advisor recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with sales of DWS Scudder Funds (see Note G). The non-recurring income resulted in an increase in net investment income of $0.007 per share and an increase in the ratio of net investment income of 0.07%. Excluding this non-recurring income, total return would have been 0.07% lower.
[f] The portfolio turnover rates excluding mortgage dollar roll transactions were 160%, 96%, 156% and 74% for the periods ended April 30, 2007, October 31, 2006, 2005 and 2004, respectively.
* Annualized
** Not annualized
*** Amount is less than $.005.

Class C Years Ended October 31,	2007[a]	2006	2005	2004	2003	2002
Selected Per Share Data
Net asset value, beginning of period	$ 9.68	$ 8.97	$ 8.66	$ 8.42	$ 7.60	$ 8.78
Income (loss) from investment operations: Net investment income[b]	.09	.16[e]	.14	.06	.06	.10
Net realized and unrealized gain (loss) on investment transactions	.42	.69	.30	.25	.83	(1.15)
Total from investment operations	.51	.85	.44	.31	.89	(1.05)
Less distributions from: Net investment income	(.14)	(.14)	(.13)	(.07)	(.07)	(.13)
Redemption fees	.00***	.00***	.00***	—	—	—
Net asset value, end of period	$ 10.05	$ 9.68	$ 8.97	$ 8.66	$ 8.42	$ 7.60
Total Return (%)[c]	5.25**	9.52[e]	5.09[d]	3.65	11.81	(12.13)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	32	33	38	50	57	57
Ratio of expenses before expense reductions (%)	1.77*	1.77	1.86	1.90	1.93	1.80
Ratio of expenses after expense reductions (%)	1.77*	1.76	1.78	1.89	1.93	1.80
Ratio of net investment income (%)	1.85*	1.72[e]	1.58	.69	.77	1.21
Portfolio turnover rate (%)	172f*	98[f]	158[f]	81[f]	108	130
[a] For the six months ended April 30, 2007 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] Total return does not reflect the effect of any sales charges.
[d] Total return would have been lower had certain expenses not been reduced.
[e] Includes non-recurring income from the Advisor recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with sales of DWS Scudder Funds (see Note G). The non-recurring income resulted in an increase in net investment income of $0.007 per share and an increase in the ratio of net investment income of 0.07%. Excluding this non-recurring income, total return would have been 0.07% lower.
[f] The portfolio turnover rates excluding mortgage dollar roll transactions were 160%, 96%, 156% and 74% for the periods ended April 30, 2007, October 31, 2006, 2005 and 2004, respectively.
* Annualized
** Not annualized
*** Amount is less than $.005.

Class S Years Ended October 31,	2007[a]	2006	2005[b]
Selected Per Share Data
Net asset value, beginning of period	$ 9.71	$ 8.99	$ 8.98
Income (loss) from investment operations: Net investment income[c]	.14	.25[e]	.14
Net realized and unrealized gain (loss) on investment transactions	.41	.70	.04
Total from investment operations	.55	.95	.18
Less distributions from: Net investment income	(.19)	(.23)	(.17)
Redemption fees	.00***	.00***	.00***
Net asset value, end of period	$ 10.07	$ 9.71	$ 8.99
Total Return (%)[d]	5.69**	10.76[e]	1.97**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	403	411	153
Ratio of expenses before expense reductions (%)	.76*	.85	.79*
Ratio of expenses after expense reductions (%)	.74*	.74	.74*
Ratio of net investment income (%)	2.89*	2.74[e]	2.43*
Portfolio turnover rate (%)[f]	172*	98	158
[a] For the six months ended April 30, 2007 (Unaudited).
[b] For the period from March 14, 2005 (commencement of sales of Class S shares) to October 31, 2005.
[c] Based on average shares outstanding during the period.
[d] Total return would have been lower had certain expenses not been reduced.
[e] Includes non-recurring income from the Advisor recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with sales of DWS Scudder Funds (see Note G). The non-recurring income resulted in an increase in net investment income of $0.007 per share and an increase in the ratio of net investment income of 0.07%. Excluding this non-recurring income, total return would have been 0.07% lower.
[f] The portfolio turnover rates excluding mortgage dollar roll transactions were 160%, 96% and 156% for the periods ended April 30, 2007, October 31, 2006 and 2005, respectively.
* Annualized
** Not annualized
*** Amount is less than $.005.

Institutional Class Years Ended October 31,	2007[a]	2006	2005	2004	2003	2002
Selected Per Share Data
Net asset value, beginning of period	$ 9.72	$ 9.01	$ 8.70	$ 8.45	$ 7.63	$ 8.82
Income (loss) from investment operations: Net investment income[b]	.15	.26[d]	.24	.16	.16	.20
Net realized and unrealized gain (loss) on investment transactions	.40	.69	.31	.26	.83	(1.16)
Total from investment operations	.55	.95	.55	.42	.99	(.96)
Less distributions from: Net investment income	(.19)	(.24)	(.24)	(.17)	(.17)	(.23)
Redemption fees	.00***	.00***	.00***	—	—	—
Net asset value, end of period	$ 10.08	$ 9.72	$ 9.01	$ 8.70	$ 8.45	$ 7.63
Total Return (%)	5.76c**	10.76[c,d]	6.32[c]	5.01[c]	13.09	(11.09)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	.43	.42	.39	.35	.41	6
Ratio of expenses before expense reductions (%)	.69*	.74	.69	.73	.67	.64
Ratio of expenses after expense reductions (%)	.60*	.60	.62	.69	.67	.64
Ratio of net investment income (%)	3.02*	2.88[d]	2.74	1.89	2.03	2.37
Portfolio turnover rate (%)	172e*	98[e]	158[e]	81[e]	108	130
[a] For the six months ended April 30, 2007 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] Total return would have been lower had certain expenses not been reduced.
[d] Includes non-recurring income from the Advisor recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with sales of DWS Scudder Funds (see Note G). The non-recurring income resulted in an increase in net investment income of $0.007 per share and an increase in the ratio of net investment income of 0.07%. Excluding this non-recurring income, total return would have been 0.07% lower.
[e] The portfolio turnover rates excluding mortgage dollar roll transactions were 160%, 96%, 156% and 74% for the periods ended April 30, 2007, October 31, 2006, 2005 and 2004, respectively.
* Annualized
** Not annualized
*** Amount is less than $.005.

Notes to Financial Statements (Unaudited)

A. Significant Accounting Policies

DWS Balanced Fund (the ``Fund'') is registered under the Investment Company Act of 1940, as amended (the ``1940 Act''), as an open-end, diversified management investment company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Class B shares are offered to investors without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are offered to investors without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not convert into another class. Institutional Class shares are offered to a limited group of investors, are not subject to initial or contingent deferred sales charges and have lower ongoing expenses than other classes. Class S shares are not subject to initial or contingent deferred sales charges and are generally not available to new investors except under certain circumstances. On November 20, 2006, the Fund's Class R shares were converted into Class A shares.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution service fees, administration fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading. Equity securities are valued at the most recent sale price or official closing price reported on the exchange (US or foreign) or over-the-counter market on which the security is traded most extensively. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation.

Debt securities are valued by independent pricing services approved by the Trustees of the Fund, whose valuations are intended to reflect the mean between the bid and asked prices. If the pricing services are unable to provide valuations, the securities are valued at the average of the means based on the most recent bid and asked quotations or evaluated price, obtained from a broker-dealer. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost. Investments in open-end investments companies and Cash Management QP Trust are valued at their net asset value each business day.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Trustees.

In September 2006, the Financial Accounting Standards Board ("FASB") released Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. As of April 30, 2007, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements reported in the statement of operations for a fiscal period.

Securities Lending. The Fund may lend securities to financial institutions. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of liquid, unencumbered assets having a value at least equal to the value of the securities loaned. The Fund may invest the cash collateral into a joint trading account in an affiliated money market fund pursuant to Exemptive Orders issued by the SEC. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan. The Fund is subject to all investment risks associated with the value of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

Credit Default Swap Contracts. A credit default swap is a contract between a buyer and a seller of protection against a pre-defined credit event. The Fund may buy or sell credit default swap contracts to seek to increase the Fund's income, to add leverage to the portfolio, or to hedge the risk of default on Fund securities. As a seller in the credit default swap contract, the Fund would be required to pay the par (or other agreed-upon) value of the referenced debt obligation to the counterparty in the event of a default by a third party, such as a US or foreign corporate issuer, on the debt obligation, which would likely result in a loss to the Fund. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would keep the stream of payments and would have no payment obligations. The Fund may also buy credit default swap contracts in order to hedge against the risk of default of debt securities, in which case the Fund would function as the counterparty referenced above. This would involve the risk that the contract may expire worthless. It would also involve credit risk — that the seller may fail to satisfy its payment obligations to the Fund in the event of a default. When the Fund sells a credit default swap contract it will "cover" its commitment. This may be achieved by, among other methods, maintaining cash or liquid assets equal to the aggregate notional value of the underlying debt obligations for all outstanding credit default swap contracts sold by the Fund.

Credit default swap contracts are marked to market daily based upon quotations from the counterparty and the change in value, if any, is recorded daily as unrealized gain or loss. An upfront payment made by the Fund is recorded as an asset on the statement of assets and liabilities. An upfront payment received by the Fund is recorded as a liability on the statement of assets and liabilities. Under the terms of the credit default swap contracts, the Fund receives or makes payments semi-annually based on a specified interest rate on a fixed notional amount. These payments are recorded as a realized gain or loss on the statement of operations. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses.

Foreign Currency Translations. The books and records of the Fund are maintained in US dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into US dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into US dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the US dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Forward Foreign Currency Exchange Contracts. A forward foreign currency exchange contract ("forward currency contract") is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. The Fund may enter into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings and to facilitate transactions in foreign currency denominated securities. The Fund may also engage in forward currency contracts for non-hedging purposes.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. Sales and purchases of forward currency contracts having the same settlement date and broker are offset and any gain (loss) is realized on the date of offset; otherwise, gain (loss) is realized on settlement date. Realized and unrealized gains and losses which represent the difference between the value of a forward currency contract to buy and a forward currency contract to sell are included in net realized and unrealized gain (loss) from foreign currency related transactions.

Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movement during the term of the contract.

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). The Fund may enter into futures contracts as a hedge against anticipated interest rate changes and for duration management, risk management and return enhancement purposes.

Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary an amount ("initial margin") equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Fund dependent upon the daily fluctuations in the value of the underlying security and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When entering into a closing transaction, the Fund will realize a gain or loss equal to the difference between the value of the futures contract to sell and the futures contract to buy. Futures contracts are valued at the most recent settlement price.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid secondary market will limit the Fund's ability to close out a futures contract prior to the settlement date and that a change in the value of a futures contract may not correlate exactly with the changes in the value of the securities. When utilizing futures contracts to hedge, the Fund gives up the opportunity to profit from favorable price movements in the hedged positions during the term of the contract.

Loan Participations/Assignments. The Fund may invest in US dollar-denominated fixed and floating rate loans ("Loans") arranged through private negotiations between a foreign sovereign entity and one or more financial institutions ("Lenders"). The Fund invests in such Loans in the form of participations in Loans ("Participations") or assignments of all or a portion of loans from third parties ("Assignments"). Participations typically result in the Fund having a contractual relationship only with the Lender, not with the sovereign borrower. The Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the borrower, and the Fund will not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation.

Mortgage Dollar Rolls. The Fund may enter into mortgage dollar rolls in which the Fund sells to a bank or broker/dealer (the "counterparty") mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase similar, but not identical, securities on a fixed date. The counterparty receives all principal and interest payments, including prepayments, made on the security while it is the holder. The Fund receives compensation as consideration for entering into the commitment to repurchase. The compensation is paid in the form of a lower price for the security upon its repurchase, or alternatively, a fee. Mortgage dollar rolls may be renewed with a new sale and repurchase price and a cash settlement made at each renewal without physical delivery of the securities subject to the contract.

Certain risks may arise upon entering into mortgage dollar rolls from the potential inability of counterparties to meet the terms of their commitments. Additionally, the value of such securities may change adversely before the Fund is able to repurchase them. There can be no assurance that the Fund's use of the cash that it receives from a mortgage dollar roll will provide a return that exceeds its costs.

When-Issued/Delayed Delivery Securities. The Fund may purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the Fund until payment takes place. At the time the Fund enters into this type of transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment.

Certain risks may arise upon entering into when-issued or delayed delivery securities from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

At October 31, 2006, the Fund had a net tax basis capital loss carryforward of approximately $130,858,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until October 31, 2010 ($16,074,000), October 31, 2011 ($100,537,000) and October 31, 2012 ($14,247,000), the respective expiration dates, whichever occurs first, which may be subject to certain limitations under Sections 382-384 of the Internal Revenue Code.

In July 2006, FASB issued Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109" (the "Interpretation"). The Interpretation establishes for the Fund a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether the Fund is taxable in certain jurisdictions), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006. On December 22, 2006, the SEC indicated that they would not object if a Fund implements FIN 48 in the first required financial statement reporting period for its fiscal year beginning after December 15, 2006. Management has begun to evaluate the application of the Interpretation to the Fund and is not in a position at this time to estimate the significance of its impact, if any, on the Fund's financial statements.

Distribution of Income and Gains. Net investment income of the Fund, if any, is declared and distributed to shareholders quarterly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in mortgage backed securities, premium amortization on debt securities and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Redemption Fees. The Fund imposes a redemption fee of 2% of the total redemption amount on the Fund shares redeemed or exchanged within 15 days of buying them, either by purchase or exchange. This fee is assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee is accounted for as an addition to paid-in capital.

Expenses. Expense of the Trust arising in connection with a specific Fund are allocated to that Fund. Other expenses which cannot be directly attributed to a Fund are apportioned among the Funds in the Trust.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for financial reporting purposes, with the exception of securities bought in default.

B. Purchases and Sales of Securities

During the six months ended April 30, 2007, purchases and sales of investment securities (excluding short-term investments and US Treasury securities and mortgage dollar rolls) aggregated $1,135,711,807 and $1,243,813,302, respectively. Purchases and sales of US Treasury securities aggregated $287,647,656 and $300,898,437, respectively. Mortgage dollar rolls aggregated $109,434,063 and $87,755,176, respectively.

C. Related Parties

Management Agreement. Under the Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Management Agreement.

The Fund pays a monthly investment management agreement fee, computed and accrued daily and payable monthly at the following rates:

First $1.5 billion of the Fund's average daily net assets	.470%
Next $500 million of such net assets	.445%
Next $1.5 billion of such net assets	.410%
Next $2.0 billion of such net assets	.400%
Next $2.0 billion of such net assets	.390%
Next $2.5 billion of such net assets	.380%
Next $2.5 billion of such net assets	.370%
Over $12.5 billion of such net assets	.360%

Accordingly, for the six months ended April 30, 2007, the fee pursuant to the Management Agreement was equivalent to an annualized effective rate of 0.47% of the Fund's average daily net assets.

For the period from November 1, 2006 through September 30, 2007, and from November 1, 2006 through November 17, 2008 for Class A shares, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the Fund (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, and organizational and offering expenses) to the extent necessary to maintain the operating expenses of each class as follows:

Class A	.93%
Class B	1.13%
Class C	1.80%
Institutional Class	.61%
Class S	.74%

In addition, for the period from November 1, 2006 through March 13, 2008, and from November 1, 2007 through July 14, 2008 for Class S shares, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the Fund (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, Rule 12b-1 distribution and/or service fees, trustee and trustee counsel fees and organizational and offering expenses) to the extent necessary to maintain the operating expenses of each class as follows:

Class A	.68%
Class B	.88%
Class C	.81%
Class S	.73%
Institutional Class	.60%

Service Provider Fees. DWS Scudder Investments Service Company ("DWS-SISC"), an affiliate of the Advisor, is the Fund's transfer agent, dividend-paying agent and shareholder service agent for Class A, B, C, R (through November 19, 2006) and Institutional Class shares of the Fund. DWS Scudder Service Corporation ("DWS-SSC"), an affiliate of the Advisor, was the Fund's transfer agent, dividend-paying agent and shareholder service agent for Class S shares of the Fund. Effective April 1, 2007, DWS-SSC merged with DWS-SISC. The Board of the Fund approved a new transfer agency agreement between the Fund and DWS-SISC. The new transfer agency agreement is identical in substance to the previous transfer agency agreement for the Fund, except for the named transfer agent. Pursuant to a sub-transfer agency agreement among DWS-SISC, DWS-SSC (through March 31, 2007) and DST Systems, Inc. ("DST"), DWS-SISC and DWS-SSC compensate DST out of the shareholder servicing fee they receive from the Fund. For the six months ended April 30, 2007, the amounts charged to the Fund by DWS-SISC and DWS-SSC (through March 31, 2007) were as follows:

Services to Shareholders	Total Aggregated	Waived	Unpaid at April 30, 2007
Class A	$ 880,365	$ 57,849	$ 462,217
Class B	152,100	41,749	110,351
Class C	32,955	—	20,032
Class R	190	—	—
Class S	385,320	39,260	173,027
Institutional Class	272	169	67
	$ 1,451,202	$ 139,027	$ 765,694

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, DWS Scudder Distributors, Inc. ("DWS-SDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee") of 0.75%, 0.75% and 0.25% of average daily net assets of Class B, C and R (through November 20, 2006) shares, respectively. Effective December 1, 2005, DWS-SDI has voluntarily agreed to waive the 0.75% 12b-1 Distribution fee for Class B shares only. Pursuant to the agreement, DWS-SDI enters into related selling group agreements with various firms at various rates for sales of Class B, C and R (through November 20, 2006) shares. For the six months ended April 30, 2007, the Distribution Fee was as follows:

Distribution Fee	Total Aggregated	Waived	Unpaid at April 30, 2007	Annualized Effective Rate
Class B	$ 261,378	$ 261,378	$ —	.00%
Class C	121,181	—	21,979.75%
Class R	220	—	—	.24%
	$ 382,779	$ 261,378	$ 21,979

In addition, DWS-SDI provides information and administrative services for a fee ("Service Fee") to Class A, B, C and R (through November 20, 2006) shareholders at an annualized rate of up to 0.25% of average daily net assets for each such class. DWS-SDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended April 30, 2007, the Service Fee was as follows:

Service Fee	Total Aggregated	Unpaid at April 30, 2007	Annualized Effective Rate
Class A	$ 1,614,785	$ 518,097.24%
Class B	85,832	24,169.25%
Class C	39,446	11,447.24%
Class R	208	—	.22%
	$ 1,740,271	$ 553,713

Underwriting and Contingent Deferred Sales Charge. DWS-SDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended April 30, 2007 aggregated $33,071.

In addition, DWS-SDI receives any contingent deferred sales charge ("CDSC") from Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is based on declining rates ranging from 4% to 1% for Class B and 1% for Class C, of the value of the shares redeemed. For the six months ended April 30, 2007, the CDSC for Class B and C shares aggregated $83,567 and $695, respectively. A deferred sales charge of up to 1% is assessed on certain redemptions for Class A shares. For the the six months ended April 30, 2007, DWS-SDI received $27 for Class A shares.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory, filing services to the Fund. For the six months ended April 30, 2007, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" aggregated $18,824, of which $3,128 is unpaid.

Trustees' Fees and Expenses. The Fund pays each Trustee not affiliated with the Advisor retainer fees plus specific amounts for various committee services and for the Board Chairperson.

Cash Management QP Trust. Pursuant to an Exemptive Order issued by the SEC, the Fund may invest in the Cash Management QP Trust (the "QP Trust") and other affiliated funds managed by the Advisor. The QP Trust seeks to provide as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The QP Trust does not pay the Advisor a management fee for the affiliated funds' investments in the QP Trust.

D. Fee Reductions

For the six months ended April 30, 2007, the Advisor agreed to reimburse the Fund $7,634, which represents a portion of the fee savings expected to be realized by the Advisor related to the outsourcing by the Advisor of certain administrative services to an unaffiliated service provider.

In addition, the Fund has entered into an arrangement with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's custodian expenses. During the six months ended April 30, 2007, the Fund's custodian fees were reduced by $1,199 and $32,553, respectively, for the custody and transfer agent credits earned.

E. Line of Credit

The Fund and other affiliated funds (the ``Participants'') share in a $750 million revolving credit facility administered by JPMorgan Chase Bank N.A. for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.35 percent. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement.

F. Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended April 30, 2007		Year Ended October 31, 2006
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	3,310,551	$ 32,642,078	7,403,914	$ 68,971,373
Class B	230,545	2,286,745	487,663	4,569,121
Class C	171,897	1,690,774	426,944	3,963,326
Class R+	1,204	11,715	330,317	3,055,069
Class S	865,094	8,526,784	1,247,306	11,658,658
Class AARP*	—	—	693,700	6,444,789
Institutional Class	—	—	2,622	24,804
		$ 45,158,096		$ 98,687,140
Shares issued to shareholders in reinvestment of distributions
Class A	2,309,308	$ 22,776,577	3,245,884	$ 30,019,556
Class B	114,299	1,132,961	172,216	1,599,340
Class C	39,737	391,505	49,942	460,873
Class R+	—	—	2,870	26,565
Class S	722,891	7,129,864	526,372	4,890,632
Class AARP*	—	—	540,906	4,978,207
Institutional Class	861	8,498	1,176	10,888
		$ 31,439,405		$ 41,986,061
Shares redeemed
Class A	(13,283,937)	$ (131,016,577)	(32,034,739)	$ (298,644,113)
Class B	(1,978,920)	(19,590,073)	(5,449,831)	(50,878,229)
Class C	(471,533)	(4,639,150)	(1,312,329)	(12,211,427)
Class R+	(991)	(9,663)	(291,903)	(2,708,993)
Class S	(3,912,327)	(38,580,117)	(6,192,808)	(57,928,153)
Class AARP*	—	—	(4,377,881)	(40,743,477)
Institutional Class	(2,375)	(23,621)	(3,626)	(34,413)
		$ (193,859,201)		$ (463,148,805)
Shares converted
Class A+	173,622	$ 1,706,679	—	$ —
Class R+	(173,657)	(1,706,679)	—	—
Class AARP*	—	—	(29,774,004)	(269,500,186)
Class S*	—	—	29,747,714	269,500,186
		$ —		$ —
Redemption fees		$ 7,691		$ 6,059
Net increase (decrease)
Class A	(7,490,456)	$ (73,888,396)	(21,384,941)	$ (199,649,177)
Class B	(1,634,076)	(16,170,320)	(4,789,952)	(44,709,454)
Class C	(259,899)	(2,556,838)	(835,443)	(7,786,673)
Class R+	(173,444)	(1,704,627)	41,284	372,641
Class S	(2,324,342)	(22,918,705)	25,328,584	228,122,194
Class AARP*	—	—	(32,917,279)	(298,820,355)
Institutional Class	(1,514)	(15,123)	172	1,279
		$ (117,254,009)		$ (322,469,545)
+ On June 28, 2006, the Board of the Fund approved the conversion of Class R shares of the Fund into Class A shares of the Fund. This conversion was completed on November 20, 2006, and Class R shares are no longer offered.
* On June 28, 2006, the Board of the Fund approved the conversion of Class AARP shares of the Fund into the Class S shares of the Fund. This conversion was completed on July 14, 2006 and Class AARP shares are no longer offered.

G. Regulatory Matters and Litigation

Regulatory Settlements. On December 21, 2006, Deutsche Asset Management ("DeAM") settled proceedings with the Securities and Exchange Commission ("SEC") and the New York Attorney General on behalf of Deutsche Asset Management, Inc. ("DAMI") and Deutsche Investment Management Americas Inc. ("DIMA"), the investment advisors to many of the DWS Scudder funds, regarding allegations of improper trading of fund shares at DeAM and at the legacy Scudder and Kemper organizations prior to their acquisition by DeAM in April 2002. These regulators alleged that although the prospectuses for certain funds in the regulators' view indicated that the funds did not permit market timing, DAMI and DIMA breached their fiduciary duty to those funds in that their efforts to limit trading activity in the funds were not effective at certain times. The regulators also alleged that DAMI and DIMA breached their fiduciary duty to certain funds by entering into certain market timing arrangements with investors. These trading arrangements originated in businesses that existed prior to the currently constituted DeAM organization, which came together as a result of various mergers of the legacy Scudder, Kemper and Deutsche fund groups, and all of the arrangements were terminated prior to the start of the regulatory investigations that began in the summer of 2003. No current DeAM employee approved these trading arrangements. Under the terms of the settlements, DAMI and DIMA neither admitted nor denied any wrongdoing.

The terms of the SEC settlement, which identified improper trading in the legacy Deutsche and Kemper mutual funds only, provide for payment of disgorgement in the amount of $17.2 million. The terms of the settlement with the New York Attorney General provide for payment of disgorgement in the amount of $102.3 million, which is inclusive of the amount payable under the SEC settlement, plus a civil penalty in the amount of $20 million. The total amount payable by DeAM, approximately $122.3 million, would be distributed to funds in accordance with a distribution plan to be developed by a distribution consultant. The funds' investment advisors do not believe these amounts will have a material adverse financial impact on them or materially affect their ability to perform under their investment management agreements with the DWS funds. The above-described amounts are not material to Deutsche Bank, and have already been reserved.

Among the terms of the settled orders, DeAM is subject to certain undertakings regarding the conduct of its business in the future, including: formation of a Code of Ethics Oversight Committee to oversee all matters relating to issues arising under the advisors' Code of Ethics; establishment of an Internal Compliance Controls Committee having overall compliance oversight responsibility of the advisors; engagement of an Independent Compliance Consultant to conduct a comprehensive review of the advisors' supervisory compliance and other policies and procedures designed to prevent and detect breaches of fiduciary duty, breaches of the Code of Ethics and federal securities law violations by the advisors and their employees; and commencing in 2008, the advisors shall undergo a compliance review by an independent third party.

In addition, DeAM is subject to certain further undertakings relating to the governance of the mutual funds, including that: at least 75% of the members of the Boards of Trustees/Directors overseeing the DWS Funds continue to be independent of DeAM; the Chairmen of the DWS Funds' Boards of Trustees/Directors continue to be independent of DeAM; DeAM maintain existing management fee reductions for certain funds for a period of five years and not increase management fees for certain funds during this period; the funds retain a senior officer (or independent consultants) responsible for assisting in the review of fee arrangements and monitoring compliance by the funds and the investment advisors with securities laws, fiduciary duties, codes of ethics and other compliance policies, the expense of which shall be borne by DeAM; and periodic account statements, fund prospectuses and the mutual funds' web site contain additional disclosure and/or tools that assist investors in understanding the fees and costs associated with an investment in the funds and the impact of fees and expenses on fund returns.

DeAM has also settled proceedings with the Illinois Secretary of State regarding market timing matters. The terms of the Illinois settlement provide for investor education contributions totaling approximately $4 million and a payment in the amount of $2 million to the Securities Audit and Enforcement Fund.

On September 28, 2006, the SEC and the National Association of Securities Dealers ("NASD") announced final agreements in which Deutsche Investment Management Americas Inc. ("DIMA"), Deutsche Asset Management, Inc. ("DAMI") and Scudder Distributors, Inc. ("SDI") (now known as DWS Scudder Distributors, Inc.) settled administrative proceedings regarding disclosure of brokerage allocation practices in connection with sales of the Scudder Funds' (now known as the DWS Scudder Funds) shares during 2001-2003. The agreements with the SEC and NASD are reflected in orders which state, among other things, that DIMA and DAMI failed to disclose potential conflicts of interest to the fund Boards and to shareholders relating to SDI's use of certain funds' brokerage commissions to reduce revenue sharing costs to broker-dealer firms with whom it had arrangements to market and distribute Scudder Fund shares. These directed brokerage practices were discontinued in October 2003.

Under the terms of the settlements, in which DIMA, DAMI and SDI neither admitted nor denied any of the regulators' findings, DIMA, DAMI and SDI agreed to pay disgorgement, prejudgment interest and civil penalties in the total amount of $19.3 million. The portion of the settlements distributed to the funds was approximately $17.8 million and was paid to the funds as prescribed by the settlement orders based upon the amount of brokerage commissions from each fund used to satisfy revenue sharing agreements with broker-dealers who sold fund shares. Accordingly, in October 2006, the Fund received $1,332,575 from the Advisor for its settlement portion, which was equivalent to $0.007 per share.

As part of the settlements, DIMA, DAMI and SDI also agreed to implement certain measures and undertakings relating to revenue sharing payments including making additional disclosures in the fund Prospectuses or Statements of Additional Information, adopting or modifying relevant policies and procedures and providing regular reporting to the fund Boards.

Private Litigation Matters. The matters alleged in the regulatory settlements described above also serve as the general basis of a number of private class action lawsuits involving the DWS funds. These lawsuits name as defendants various persons, including certain DWS funds, the funds' investment advisors and their affiliates, and certain individuals, including in some cases fund Trustees/Directors, officers, and other parties. Each DWS fund's investment advisor has agreed to indemnify the applicable DWS funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making similar allegations.

Based on currently available information, the funds' investment advisors believe the likelihood that the pending lawsuits will have a material adverse financial impact on a DWS fund is remote and such actions are not likely to materially affect their ability to perform under their investment management agreements with the DWS funds.

Account Management Resources

For shareholders of Classes A, B, C and Institutional Class
Automated Information Line	(800) 621-1048 Personalized account information, information on other DWS funds and services via touchtone telephone and for Classes A, B, and C only, the ability to exchange or redeem shares.
Web Site

www.dws-scudder.com

View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about DWS funds, subscription to fund updates by e-mail, retirement planning information, and more.

For More Information	(800) 621-1048 To speak with a DWS Scudder service representative.
Written Correspondence	DWS Scudder PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting	A description of the fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 is available on our Web site — www.dws-scudder.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Scudder Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
	Class A	Class B	Class C	Institutional Class
Nasdaq Symbol	KTRAX	KTRBX	KTRCX	KTRIX
CUSIP Number	23336W 106	23336W 205	23336W 304	23336W 601
Fund Number	002	202	302	1402
For shareholders of Class S
Automated Information Line	(800) 728-3337 Personalized account information, the ability to exchange or redeem shares, and information on other DWS funds and services via touchtone telephone.
Web Site	www.dws-scudder.com
View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about DWS funds, subscription to fund updates by e-mail, retirement planning information, and more.

For More Information	(800) 728-3337 To speak with a DWS Scudder service representative.
Written Correspondence	DWS Scudder PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting	A description of the fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 is available on our Web site — www.dws-scudder.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Scudder Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
Class S
Nasdaq Symbol	KTRSX
Fund Number	2033

Privacy Statement

This privacy statement is issued by DWS Scudder Distributors, Inc., Deutsche Investment Management Americas Inc., DeAM Investor Services, Inc., DWS Trust Company and the DWS Funds.

We never sell customer lists or individual client information. We consider privacy fundamental to our client relationships and adhere to the policies and practices described below to protect current and former clients' information. Internal policies are in place to protect confidentiality, while allowing client needs to be served. Only individuals who need to do so in carrying out their job responsibilities may access client information. We maintain physical, electronic and procedural safeguards that comply with federal and state standards to protect confidentiality. These safeguards extend to all forms of interaction with us, including the Internet.

In the normal course of business, clients give us nonpublic personal information on applications and other forms, on our websites, and through transactions with us or our affiliates. Examples of the nonpublic personal information collected are name, address, Social Security number and transaction and balance information. To be able to serve our clients, certain of this client information is shared with affiliated and nonaffiliated third party service providers such as transfer agents, custodians, and broker-dealers to assist us in processing transactions and servicing your account with us. In addition, we may disclose all of the information we collect to companies that perform marketing services on our behalf or to other financial institutions with which we have joint marketing agreements. The organizations described above that receive client information may only use it for the purpose designated by the DWS Scudder Companies listed above.

We may also disclose nonpublic personal information about you to other parties as required or permitted by law. For example, we are required or we may provide information to government entities or regulatory bodies in response to requests for information or subpoenas, to private litigants in certain circumstances, to law enforcement authorities, or any time we believe it necessary to protect the firm.

Questions on this policy may be sent to:

DWS Scudder
Attention: Correspondence — Chicago
P.O. Box 219415
Kansas City, MO 64121-9415

September 2006

Notes

Notes

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not Applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not Applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Procedures and Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to the Fund's Secretary for the attention of the Chairman of the Nominating and Governance Committee, Two International Place, Boston, MA 02110. Suggestions for candidates must include a resume of the candidate.

ITEM 11.	CONTROLS AND PROCEDURES

(a)        The Chief Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)        There have been no changes in the registrant's internal control over financial reporting that occurred during the registrant's last half-year (the registrant's second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal controls over financial reporting.

ITEM 12.	EXHIBITS

(a)(1) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSRS Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Balanced Fund

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	June 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Balanced Fund

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	June 27, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:	June 27, 2007